MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
MATERIAL ACCOUNTING POLICIES
MATERIAL ACCOUNTING POLICIES
NOTE 2. MATERIAL ACCOUNTING POLICIES
A.   Basis for preparation of the consolidated financial statements
The consolidated financial statements of the Bank's are prepared in accordance with the International Financial Reporting Standards (hereinafter, “IFRS”) issued by the International Accounting Standards Board (hereinafter, “IASB”), as well as, the interpretations issued by the International Financial Reporting Interpretations Committee (hereinafter, “IFRS-IC”).
The preparation of consolidated financial statements in conformity with IFRS requires the use of accounting estimates that, by definition, will seldom equal the actual results. Therefore, the estimates and assumptions are constantly reviewed. Any revision is recognized in the same period if it affects the reviewed period; or in the reviewed period and future periods if it affects all the current and future periods.
Preparation of the consolidated financial statements under going concern basis
Management has assessed the Bank's ability to continue as a going concern and confirms that the Bank has adequate liquidity and solvency to continue operating the business for the foreseeable future, which is at least, but is not limited to, 12 months from the end of the reporting period. Based on the Bank's liquidity position at the date of authorization of the consolidated financial statements, Management maintains a reasonable expectation that it has adequate liquidity and solvency to continue in operation for at least the next 12 months and that the going concern basis of accounting remains appropriate.
The consolidated financial statements were prepared on a going concern basis and do not include any adjustments to the reported carrying amounts and classification of assets, liabilities and expenses that might otherwise be required if the going concern basis were not correct.
Assets and liabilities are measured at cost or amortized cost, except for some financial assets and liabilities and investment properties that are measured at fair value. Financial assets and liabilities measured at fair value comprise those classified as assets and liabilities at fair value through profit or loss, debt instruments and equity securities measured at fair value through other comprehensive income (“OCI”) and derivative instruments. Likewise, the carrying value of assets and liabilities recognized as a fair value hedge are adjusted for changes in fair value attributable to the hedged risk. Almost all investments in associates and joint ventures are measured using the equity method.
The consolidated financial statements are stated in Colombian pesos (“COP”) and figures are stated in millions or billions (when indicated), except earnings per share, diluted earnings per share and the exchange rate, which are stated in units of Colombian pesos, while other currencies (dollars, euro, pounds, etc.) are stated in thousands.
The Parent Company’s financial statements, which have been prepared in accordance with “Normas de Contabilidad e Información Financiera” (“NCIF”) applicable to separate financial statements, are those that serve as the basis for the distribution of dividends and other appropriations by the shareholders.
The separate financial statements are those presented by the Parent Company in which the entity recognizes and measures the impairment of credit risk through allowances for loans losses, the classification and measurement of certain financial instruments (such as debt securities and equity instruments) and the recognition of provisions for foreclosed assets, in accordance with the accounting required by the SFC, which differ in certain accounting principles from IFRS that are used in the consolidated financial statements.
B.   Presentation of the consolidated financial statements
The Bank presents the consolidated statement of financial position ordered by liquidity and the consolidated statement of income is prepared based on the nature of expenses. Revenues and expenses are not offset unless such treatment is permitted or required by an accounting standard or interpretation and described in the Bank's policies.
The consolidated statement of comprehensive income presents net income and items of OCI classified by nature and grouped into those that will not be reclassified subsequently to profit or loss and those that will be reclassified when specific conditions are met. The Bank discloses the amount of income tax relating to each item of OCI.
The consolidated statement of cash flows was prepared using the indirect method, whereby net income is adjusted for the effects of transactions of a non-cash nature, changes during the period in operating assets and liabilities, and items of income or expense associated with investing or financing cash flows.
C.   Consolidation
1.   Subsidiaries
The consolidated financial statements include the financial statements of Bancolombia S.A. and its subsidiaries as of December 31, 2024 and 2023. The Parent Company consolidates the financial results of the entities over which it exerts control.
The Parent Company has the following subsidiaries making up the Bank´s organizational structure, which is currently registered as a corporate group:

ENTITY	JURISDICTION OF INCORPORATION	BUSINESS	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2024	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2023	PROPORTION OF OWNERSHIP INTEREST AND VOTING POWER HELD BY THE BANK 2022
Fiduciaria Bancolombia S.A. Sociedad Fiduciaria	Colombia	Trust	98.81%	98.81%	98.81%
Banca de Inversión Bancolombia S.A. Corporación Financiera	Colombia	Investment banking	100.00%	100.00%	100.00%
Valores Bancolombia S.A. Comisionista de Bolsa	Colombia	Securities brokerage	100.00%	100.00%	100.00%
Wompi S.A.S.(1)	Colombia	Technology services provider	100.00%	100.00%	99.98%
Renting Colombia S.A.S.	Colombia	Operating leasing	100.00%	100.00%	100.00%
Transportempo S.A.S. “En liquidación”(2)	Colombia	Transportation	-%	100.00%	100.00%
Inversiones CFNS S.A.S.(3)	Colombia	Investments	100.00%	99.94%	99.94%
Negocios Digitales Colombia S.A.S.	Colombia	Payment solutions	100.00%	100.00%	100.00%
Fondo de Capital Privado Fondo Inmobiliario Colombia	Colombia	Real estate investment fund	80.47%	80.47%	80.47%
P.A. Inmuebles CEM	Colombia	Mercantile trust	80.47%	80.47%	80.47%
P.A. Calle 92 FIC-11	Colombia	Mercantile trust	52.31%	52.31%	52.31%
P.A. FIC Edificio Corfinsura	Colombia	Mercantile trust	80.47%	80.47%	80.47%
P.A. FIC-A5	Colombia	Mercantile trust	80.47%	80.47%	80.47%
P.A. FIC Inmuebles	Colombia	Mercantile trust	80.47%	80.47%	80.47%
P.A. FIC Clínica de Prado	Colombia	Mercantile trust	62.00%	62.00%	62.00%
P. A. FIC A6	Colombia	Mercantile trust	80.47%	80.47%	80.47%
P.A. Central Point	Colombia	Mercantile trust	60.35%	60.35%	60.35%
Fideicomiso Irrevocable de Garantía, Fuente de Pago y Administración Inmobiliaria Polaris(4)	Colombia	Mercantile trust	-%	80.47%	80.47%
P.A. Fideicomiso Twins Bay	Colombia	Mercantile trust	80.47%	80.47%	80.47%
Fideicomiso Lote Av San Martín	Colombia	Mercantile trust	80.47%	80.47%	80.47%
P.A. Fideicomiso Lote 30	Colombia	Mercantile trust	80.47%	80.47%	80.47%
Fideicomiso Fondo Inmobiliario Bancolombia	Colombia	Mercantile trust	80.47%	80.47%	80.47%
P.A. Florencia Ferrara(5)	Colombia	Mercantile trust	44.26%	44.26%	44.26%
P.A. Flor Morado Plaza(5)	Colombia	Mercantile trust	80.47%	80.47%	80.47%
P.A. Galería la 33(6)	Colombia	Mercantile trust	80.47%	80.47%	-%
P.A. Linz Granz del Rio(7)	Colombia	Mercantile trust	44.26%	-%	-%
Fideicomiso Selecto Terrazu E1(7)	Colombia	Mercantile trust	64.38%	-%	-%
Valores Simesa S.A.(8)	Colombia	Investments	62.75%	64.93%	66.33%
Fideicomiso Lote Distrito Vera B1B2(8)	Colombia	Mercantile trust	62.44%	64.61%	66.00%
Fideicomiso Lote Distrito Vera B3B4(9)	Colombia	Mercantile trust	-%	64.61%	66.00%
Fideicomiso Lote B6 Ciudad del Rio(10)	Colombia	Mercantile trust	-%	-%	66.00%
P.A. FAI Calle 77(11)	Colombia	Mercantile trust	98.00%	98.00%	98.00%
P.A. Nomad Salitre(12)	Colombia	Mercantile trust	98.00%	98.00%	98.00%
P.A. Nomad Central-2(13)	Colombia	Mercantile trust	98.00%	98.00%	-%
P.A. Calle 84 (2)(13)	Colombia	Mercantile trust	98.00%	98.00%	-%
P.A. Calle 84 (3)(13)	Colombia	Mercantile trust	98.00%	98.00%	-%
P.A. Nomad Distrito Vera(14)	Colombia	Mercantile trust	98.00%	-%	-%
P.A. Nexo(14)	Colombia	Mercantile trust	98.00%	-%	-%
P.A. Mercurio(15)	Colombia	Mercantile trust	100.00%	100.00%	100.00%
P.A. CEDIS Sodimac(14)	Colombia	Mercantile trust	100.00%	-%	-%
Wenia S.A.S.(16)	Colombia	Technology services	100.00%	100.00%	100.00%

P.A. Wenia(16)	Colombia	Mercantile trust	100.00%	100.00%	-%
Nequi S.A. Compañía de Financiamiento(17)	Colombia	Financial services	100.00%	100.00%	100.00%
Sociedad Beneficiaria BC Panamá S.A.S.(18)	Colombia	Holding	100.00%	-%	-%
Bancolombia Panamá S.A.	Panama	Banking	100.00%	100.00%	100.00%
Sistemas de Inversiones y Negocios S.A. Sinesa	Panama	Investments	100.00%	100.00%	100.00%
Banagrícola S.A.	Panama	Holding	99.17%	99.17%	99.17%
Banistmo S.A.	Panama	Banking	100.00%	100.00%	100.00%
Banistmo Investment Corporation S.A.	Panama	Trust	100.00%	100.00%	100.00%
Leasing Banistmo S.A.	Panama	Leasing	100.00%	100.00%	100.00%
Valores Banistmo S.A.	Panama	Purchase and sale of securities	100.00%	100.00%	100.00%
Banistmo Panamá Fondos de Inversión S.A.(19)	Panama	Investment fund holder	100.00%	100.00%	100.00%
Banistmo Capital Markets Group Inc.(19)	Panama	Purchase and sale of securities	100.00%	100.00%	100.00%
Anavi Investment Corporation S.A.(19)	Panama	Real estate	100.00%	100.00%	100.00%
Desarrollo de Oriente S.A.(19)	Panama	Real estate	100.00%	100.00%	100.00%
Steens Enterprises S.A.(19)	Panama	Portfolio holder	100.00%	100.00%	100.00%
Ordway Holdings S.A.(19)	Panama	Real estate broker	100.00%	100.00%	100.00%
Grupo Agromercantil Holding S.A.	Panama	Holding	100.00%	100.00%	100.00%
Banco Agromercantil de Guatemala S.A.	Guatemala	Banking	99.68%	99.68%	99.68%
Seguros Agromercantil de Guatemala S.A.	Guatemala	Insurance agency	79.92%	79.92%	79.92%
Financiera Agromercantil S.A.	Guatemala	Financial services	100.00%	100.00%	100.00%
Agrovalores S.A.	Guatemala	Securities brokerage	100.00%	100.00%	100.00%
Arrendadora Agromercantil S.A.	Guatemala	Financial Leasing	100.00%	100.00%	100.00%
Agencia de Seguros y Fianzas Agromercantil S.A.(20)	Guatemala	Insurance agency	-%	-%	100.00%
Asistencia y Ajustes S.A.	Guatemala	Roadside and medical assistance services	100.00%	100.00%	100.00%
Serproba S.A.	Guatemala	Maintenance and remodeling services	100.00%	100.00%	100.00%
Servicios de Formalización S.A.	Guatemala	Loans formalization	100.00%	100.00%	100.00%
Conserjeria, Mantenimiento y Mensajería S.A. “En liquidación”	Guatemala	Maintenance services	100.00%	100.00%	100.00%
Mercom Bank Ltd.(21)	Barbados	Banking	99.68%	99.68%	99.68%
New Alma Enterprises Ltd.	Bahamas	Investments	99.68%	99.68%	99.68%
Bancolombia Puerto Rico Internacional Inc.	Puerto Rico	Banking	100.00%	100.00%	100.00%
Sinesa Cayman, Inc. (before Bancolombia Cayman S.A)(22)	Cayman Islands	Banking	100.00%	100.00%	100.00%
Banco Agrícola S.A.	El Salvador	Banking	97.36%	97.36%	97.36%
Arrendadora Financiera S.A. Arfinsa	El Salvador	Leasing	97.37%	97.37%	97.37%
Accelera S.A. de C.V. (before Credibac S.A. de C.V)	El Salvador	Credit card services	97.36%	97.36%	97.36%
Valores Banagrícola S.A. de C.V.	El Salvador	Securities brokerage	98.89%	98.89%	98.89%
Inversiones Financieras Banco Agrícola S.A. IFBA	El Salvador	Holding	98.89%	98.89%	98.89%
Gestora de Fondos de Inversión Banagrícola S.A.	El Salvador	Administers investment funds	98.89%	98.89%	98.89%
Bagrícola Costa Rica S.A.	Costa Rica	Business and management advising	99.17%	99.17%	99.17%
Bancolombia Capital Holdings USA LLC	United States	Holding	100.00%	100.00%	100.00%
Bancolombia Capital Advisers LLC	United States	Investment advisor	100.00%	100.00%	100.00%
Bancolombia Capital LLC	United States	Securities brokerage	100.00%	100.00%	100.00%
Wenia Ltd.(16)	Bermuda	Technology services	100.00%	100.00%	100.00%
(1) During 2022 and 2023, Bancolombia Group through its subsidiary Banca de Inversión S.A., purchased remaining shares from minority investors.
(2) Company liquidated in July 2024. For more information, see Note 1. Reporting entity.
(3) During 2024, Banca de Inversión Bancolombia S.A acquired shares of Inversiones CFNS S.A.S., therefore Bancolombia Group increased its effective participation percentage.
(4) On February 29, 2024, the trust rights were transferred as a result of the sale by Fondo de Capital Privado Fondo Inmobiliario Colombia
(5) Companies consolidated by Fondo de Capital Privado Fondo Inmobiliario Colombia since April and December 2022, respectively. The P.A Florencia Ferrara is a subsidiary of Fondo de Capital Privado Fondo Inmobiliario Colombia, which has a 55.00% percentage of ownership. Bancolombia has an effective percentage of ownership in Fondo de Capital Privado Fondo Inmobiliario Colombia of 80.47%.
(6) Company consolidated by Fondo de Capital Privado Fondo Inmobiliario Colombia since March 2023.
(7) The P.A. Linz Granz del Rio and Fideicomiso Selecto Terrazu E1 are consolidated through Fondo de Capital Privado Fondo Inmobiliario as of September and December 2024, respectively.
(8) The decrease in the shareholding is due to the repurchase of outstanding stock carried out by Valores Simesa subsidiary (Parent of the fund) during 2024 and 2023.
(9) During 2024, the trust rights were transferred as a result of the sale by Valores Simesa S.A.
(10) During 2023, the trust rights were transferred as a result of the sale by Valores Simesa S.A.
(11) On March 1, 2022, the Parent Company was established as trustor of P.A. FAI Calle 77, owner of a property that will be used for rental housing.
(12) On April 4, 2022, the Parent Company was appointed as trustor of 100% of the trust rights of Patrimonio Autonomo Nomad Salitre, whose main purpose is to develop a Multifamily Project.
(13) During February and April 2023, the parent company was established as trustor of P.A. Nomad Central-2, P.A Calle 84 (2) and P.A. Calle 84 (3), through a management mercantile trust agreement.
(14) During May, June and November 2024, the parent company was established as trustor of P.A. CEDIS Sodimac, P.A. Nomad Distrito Vera and P.A. Nexo, respectively through a management mercantile trust agreement, for real estate activity purposes.
(15) On July 8, 2022, Bancolombia S.A. acquired control of Fidecomiso P.A. Mercurio, through a management mercantile trust agreement.
(16) On July 22, 2022, Bancolombia Group through the subsidiary, Sistemas de Inversiones y Negocios S.A. SINESA, established the company Wenia LTD in Bermuda, a digital corporate vehicle whose purpose is to provide technology services. On November 22, 2022, Wenia LTD established the company called Wenia S.A.S., whose purpose is the creation and implementation of operating systems and software applications. On May 17, 2023, Wenia S.A.S. was established as trustor of the fiduciary rights of P.A. Wenia.
(17) On December 14, 2021, the Board of Directors of the Parent Company authorized the legal separation of the business of Nequi, Bancolombia Group’s digital platform that offers financial services. The Superintendencia Financiera de Colombia, with Resolution 0843 of July 6, 2022, as amended by Resolution 0955 of July 27, 2022, authorized the incorporation of Nequi S.A. Compañía de Financiamiento. The legal separation resulted in the creation and commercial registration of a new corporation supervised by the Superintendencia Financiera de Colombia through which Nequi will operate as a 100% digital credit establishment. For further information, see Note 1. Reporting entity.
(18) On September 27, 2024, Sociedad Beneficiaria BC Panamá was established, a company whose corporate purpose is to be the beneficiary of the division of a company domiciled in Panama, by virtue of which it partially transfers its assets, as a consequence of the above, to be the owner of the assets and liabilities received on the occasion of said operation, and merge with a company domiciled in Colombia. For more information, see Note 1. Reporting entity.
(19) Investments in non-operational stage.
(20) Company liquidated as of June 2023.
(21) On September 30, 2021, Mercom Bank Ltd shareholder authorized the beginning of an organized and gradual process to transfer of the assets and liabilities of Mercom Bank, Ltd., to Banco Agromercantil de Guatemala, S. A. or other companies of the Bancolombia Group. For further information, see Note 1. Reporting Entity.
(22) On October 5, 2020, the Board of Directors of Bancolombia Panamá (parent company of Sinesa Cayman), authorized the decision to wind-down the business and operations of its subsidiary in Cayman. For further information, see Note 1. Reporting entity.

When necessary, adjustments are made to the accounting principles in the financial statements of subsidiaries to bring their accounting policies into line with the Bank's accounting policies, in order to prepare consolidated financial statements using uniform accounting policies.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Bank are eliminated in full on consolidation.
Non-controlling interests in controlled entities are presented in profit or loss and equity separately from the Parent Company's shareholders' equity and profit or loss. When the Bank loses control over a subsidiary, any residual interest remaining on the Bank balances is measured at fair value; gains or losses arising from this measurement are recognized in net income.
The loan and financial leases originated by Banistmo and Bancolombia Panama are subject to prudential regulation in Panama by the Superintendencia de Bancos de Panamá (“SBP”) requiring the maintenance of minimum reserves as a countercyclical capital buffer. For the years ended as of December 31, 2024 and 2023, the reserves recognized amounted to COP 972,818 and COP 835,527. The establishment of these reserves restrict the ability of the aforementioned subsidiaries to pay dividends to Bancolombia S.A., the ultimate parent, except in the event of liquidation.

2.    Transactions between entities under common control
Combinations of entities under common control refer to those transactions in which all the combining entities are under the control of the Bank both before and after the combination, and that control is not transitory.
The assets and liabilities recognized as a result of transactions between entities under common control are recognized at the carrying value of the acquirer’s financial statements. The Bank presents the net assets received prospectively from the date of the transfer.
3.    Fund’s administration
The Bank manages assets held in mutual funds and other forms of investment. Assets managed by the Bank's subsidiaries and owned by third parties are not included in the consolidated financial statements unless control exists as structured entities.
The Bank consolidates the following funds:

Name	Country	% of ownership interest held by the Bank, 2024	% of ownership interest held by the Bank, 2023	% of ownership interest held by the Bank, 2022	Assets managed
					December 31, 2024	December 31, 2023
Fondo de Capital Privado Fondo Inmobiliario Colombia(1)	Colombia	80.47%	80.47%	80.47%	6,039,891	5,503,022
Fideicomiso Lote Distrito Vera B1B2(2)	Colombia	62.44%	64.61%	66.00%	26,367	25,073
Fideicomiso Lote Distrito Vera B3B4(3)	Colombia	-	64.61%	66.00%	-	56,295
Fideicomiso Lote B6 Ciudad del Rio(4)	Colombia	-	-	66.00%	-	-
Banistmo Panamá Fondos de Inversión S.A.(5)	Panama	100.00%	100.00%	100.00%	126,092	132,496
(1)It includes the amounts of certain equity instruments that are controlled through the subsidiary Fondo de Capital Privado Fondo Inmobiliario Colombia, they meet the definition of control in accordance with IFRS 10. For further information, see Note 2.C. Consolidation. Also, during 2022, the Bank increased its participation in FCP Fondo Inmobiliario Colombia, which facilitates speed in decision-making in matters of government and strategy. For further information see Note 1. Reporting entity.
(2)    The decrease in equity interest is due to the repurchase by the subsidiary Valores Simesa S.A. (Parent of the fund), during 2024 and 2023. For further information, see Note 2.C. Consolidation.
(3)    During 2024, the trust rights were transferred by Valores Simesa S.A. (Parent of the fund).
(4)    During 2023, the trust rights were transferred by Valores Simesa S.A. (Parent of the fund).
(5)    Investment in non-operational stage. The variation in assets managed is mainly due to the effect of converting US dollars to Colombian pesos in the consolidation process, the closing exchange rate was to 3,822.05 in December 2023 and 4,409.15 in December 2024 and the exit of clients from one of its investment Funds. For further information, see Note 2.C. Consolidation.

For all these funds, the Bank participated in the design of the structured entity, makes operating and financial decisions on behalf of the funds, and is exposed to variable returns such as dividends or returns paid in quarterly installments.
Commissions earned by the management of funds that are not consolidated are included in the consolidated statement of income as “Fees and commissions income”.
4.    Non-controlling interest
Non-controlling interests in the net assets of consolidated subsidiaries are presented separately within the Bank equity. Similarly, net income and other comprehensive income are also attributed to non-controlling interest and equity holders of the Parent Company. In a business combination, the amount of non-controlling interest may be initially measured either at fair value or at the non-controlling interest’s proportionate share of the acquirer’s identifiable net assets. The option for recognition is made on an investment-by-investment basis.
Any purchase or sale of shares in subsidiaries that does not imply a loss or gain of control is directly recognized in equity.
D.    Material Accounting Policies
The material accounting policies used by the Bank in the preparation of its consolidated financial statements are detailed below:
1.    Functional currency, transactions and balances in foreign currency
The functional and presentation currency of the Bank's consolidated financial statements is the Colombian peso. Therefore, all balances and transactions denominated in currencies other than the Colombian peso are considered as foreign currency, which are translated into the functional currency using the exchange rates at the dates of the transactions.
Foreign exchange gains and losses resulting from the settlement of the transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at period end are generally recognized in net income. They are deferred in equity (other comprehensive income) if they relate to qualifying cash flow hedges and qualifying net investment hedges or are attributable to part of the net investment in a foreign operation.
Non-monetary items that are measured at cost are held at the exchange rate at the transaction date, while those which are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. When a gain or loss on a non-monetary item is recognized in the consolidated statement of comprehensive income, any exchange component of that gain or loss is recognized in other comprehensive income. Conversely, when a gain or loss on a non-monetary item is recognized in net income, any exchange component of that gain or loss shall be recognized in net income.
The Bank translated the results and financial position of foreign subsidiaries into the functional currency as follows:
•Assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that consolidated statement of financial position;
•Income and expenses for each statement of income and statement of comprehensive income is translated at average exchange rates for the period; and
•All resulting of such translations are recognized in other comprehensive income in the caption “Translation adjustment”.
When a foreign operation is sold, the associated exchange differences are reclassified to net income, as part of the gain or loss on sale.
Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing exchange rate.
The table below sets forth the exchange rate used by the Bank and its subsidiaries to convert consolidated statement of financial position accounts and transactions in U.S. dollar into Colombian pesos:

	December 31, 2024	December 31, 2023	December 31, 2022
Year-end exchange rate	4,409.15	3,822.05	4,810.20
Average rate for the period ended at	4,073.75	4,330.14	4,257.12
2.    Cash and cash equivalents
The Bank considers cash and cash equivalents to include cash and balances at banks and the Central Bank, interbank assets and reverse repurchase agreements and other similar secured lending that have original maturities up to 90 days, as shown in Note 4. Cash and cash equivalents.
3.    Business combinations and goodwill
Business combinations are those transactions where an acquirer obtains control of a business (e.g., an acquisition or merger).
Business combinations are accounted for using the acquisition method as follows: a) identifiable acquired assets, liabilities and contingent liabilities assumed in the acquisition are recognized at fair value at the date of acquisition; b) acquisition costs are recognized in the consolidated statement of income as expenses in the periods in which the costs are incurred and the services are received; and c) goodwill is recognized as an asset in the consolidated statement of financial position or a gain from a bargain purchase.
The consideration transferred for the acquisition of a subsidiary is the fair value of the assets transferred, the liabilities incurred to the former owners of the acquiree, and the equity interests issued by the Bank (if any).
Goodwill is measured as the excess of the sum of the consideration transferred, the value of any non-controlled interest and, when applicable, the fair value of any previous equity interest in the acquired entity, over the net fair value of the acquired assets, liabilities or contingent liabilities assumed at the date of acquisition.
For each business combination, at the date of acquisition, the Bank measures the non-controlling interest by the proportional share of the identifiable assets acquired, as well as liabilities and contingent liabilities assumed by the acquired company, or by their fair value.
Any contingent consideration in a business combination is classified as a liability or as equity and is recognized at fair value at the date of acquisition, the liability is remeasured at subsequent reporting dates in accordance with IAS 37 Provisions, contingent liabilities and contingent assets, and the consideration classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity.
The goodwill acquired in a business combination is allocated, at the date of acquisition, to the Bank cash-generating units (or group of cash generating units) which are expected to benefit from the combination, regardless of whether other assets or liabilities of the acquiree are assigned to those units or group of units.
For business combinations achieved in stages, any previous equity interest held by the Bank in the acquiree is remeasured at its fair value at the date of acquisition and any resulting gain (or loss) is reported in the consolidated statement of income or other comprehensive income, as appropriate. Amounts related to such investments previously recognized in other comprehensive income that must be recycled through net income are reclassified to the consolidated statement of income, as if such investment had been sold. When the associate had other comprehensive income, which was not reclassified to profit or loss, the amounts were reclassified within equity to “Retained earnings” once the investment was sold.
4.    Financial instruments
A financial instrument is a contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
4.1. Financial assets
Financial assets are recognized in the consolidated statement of financial position when the Bank becomes party to the contractual provisions of the instrument. This includes regular way purchases and sales, which are those purchases and sales of financial assets that require the delivery of assets within the time frame established by regulation or convention in the marketplace. The Bank uses settlement date accounting for regular way contracts when recording financial asset transactions.
At initial recognition, the Bank measures financial assets at fair value plus, in the case of a financial asset that is not measured at fair value through profit or loss, the transaction costs directly attributable to the acquisition of the financial assets. Transaction costs of financial assets subsequently measured at fair value with changes in profit or loss are recognized as expenses in the income statement. After initial recognition, for financial assets measured at amortized cost and investments in debt securities subsequently measured at fair value with changes in other comprehensive income, an allowance for expected credit losses (“ECL”) is recognized.
4.1.1.  Classification and measurement of financial assets
The Bank classifies its financial assets considering the business model and the characteristics of contractual cash flows (cash flows that consist solely of payments of principal and interest on the principal amount outstanding at specified dates – “SPPI”) in accordance with the following categories of subsequent measurement:
•Amortized cost: measured at cost using the effective interest rate method, excluding future credit losses, and considering transaction costs and premiums granted, less commissions and discounts received that are included in the calculation of the effective interest rate.
•Fair value through other comprehensive income (“FVOCI”): measured using fair value, variations in the fair value of the investment are recognized in other comprehensive income, except for impairment losses or recoveries, interest income, and gains or losses on foreign exchange, which are recognized in the income statement.
•Fair value through profit or loss (“FVTPL”): measured using fair value, variations in the fair value are recognized in the income statement.
The classification based on the business model reflects how the Bank manages financial assets and how it determines whether cash flows from the asset will come from obtaining contractual cash flows, selling the instrument, or both. If the objective is to obtain contractual cash flows, the assets are subsequently measured at amortized cost; if the objective is to obtain contractual cash flows and selling financial assets, the assets are subsequently measured at FVOCI. A financial asset shall be measured at FVTPL unless it is measured at amortized cost or at FVTORI.
The Bank measures equity instruments at FVTPL. Likewise, the Bank has made an irrevocable choice to present subsequent changes in the fair value of some equity instrument investments that are not held for trading in other comprehensive income; dividends from such investments are recognized in the income statement when the right to receive payment is established.
Accumulated gains or losses in other comprehensive income at the time of derecognition of a financial asset are reclassified from equity to the income statement, except for investments in equity instruments for which the Bank has made the irrevocable choice to present subsequent changes in fair value in other comprehensive income; for these, reclassification is made to the "retained earnings" line.
4.1.2.  Impairment of financial assets at amortized cost or at fair value through other comprehensive income “FVTOCI”
4.1.2.1.   Impairment of loan portfolio and financial leasing transactions
Expected credit losses are calculated using both individual and collective models and methodologies. These are based on significant assumptions and judgments that consider historical credit data, the current situation of the borrower and reasonable and proper forecasts of future economic conditions. Collective models include parameters such as the probability of default at 12 months, probability of default throughout the lifetime of the obligation (when the loan is classified as stage 2), loss given default, and exposure at default. These models also incorporate a prospective approach that includes assumptions of future macroeconomic conditions in plausible future scenarios. In addition, for loans individually assessed in stage 3, the Bank will evaluate significant defaulted loans. This evaluation will consider the debt profile of each debtor, the fair value of guarantees granted, information on credit behavior and the expected future cash flows from the client.
At the end of each period, the Bank assesses the impairment model based on the expected loss of a financial asset or a group of them, measured at amortized cost. The impairment loss will be measured from “day 1” after its initial recognition. The model is structured in three stages in which the financial asset can be categorized, from its initial recognition. This categorization considers the degree of credit risk, and the circumstances that produce a significant increase in it, as described below:
•Stage 1: Financial instruments that have not experienced a significant increase in credit risk since their initial recognition, or that have low credit risk at the reporting date.
•Stage 2: Financial instruments that have experienced a significant increase in credit risk since their initial recognition (unless they have low credit risk at the reporting date), but do not have objective evidence of impairment.
•Stage 3: Financial assets that have objective evidence of impairment (“OEI”) at the reporting date.
For each of the stages, an expected credit loss (“ECL”) is calculated. This calculation takes into account both current and future conditions, the behavior of the portfolio and various associated macroeconomic conditions.
•For stage 1, a 12-month ECL is calculated. This represents the expected credit losses that could occur from default events within 12 months after the reporting date.
•For stage 2 and 3, a Lifetime ECL is calculated. This represents the expected credit losses that could occur from all possible default events over the expected life of the financial instrument.
Significant increase in risk
To determine whether an asset has experienced a significant increase in risk since its initial recognition, and is therefore classified as Stage 2, the Bank performs an assessment of both quantitative and qualitative factors and reviews. For each portfolio, the Bank reviews the rebuttable presumption of more than 30 days overdue in payment. The Bank determines whether the credit risk of financial instruments has increased significantly since their initial recognition as follows:
Quantitative criteria
•Clients who are more than 30 days past due.
•Lifetime PD assessment: The Bank has determined that the most suitable quantitative way to establish the significant increase in credit risk is by comparing the residual lifetime PD at the initial recognition and the current lifetime PD. To measure this difference, two thresholds are defined:
▪Absolute threshold: This is the absolute difference between the current lifetime PD and the residual lifetime PD at initial recognition. A positive absolute variation beyond this threshold indicates an increase in the instrument’s risk.
▪Relative threshold: This is a percentage variation between the value of the current lifetime PD and the residual lifetime PD at initial recognition. A positive percentage variation beyond this threshold indicates an increase in the instrument’s risk.
If the PD comparison surpasses one threshold but not the other, it is not considered a significant increase in the instrument’s risk.
If the instrument does not exceed the threshold, other qualitative criteria are assessed. These can identify a significant increase in credit risk even when the obligation is nearing expiration. The criteria are as follows:
Qualitative criteria
•Assets restructured due to risk, where the client is experiencing financial difficulties, are classified in stage 2, until the instrument is canceled, cured, or transferred to stage 3 because it meets the definition of default.
•Customers who are no longer in default (stage 3) remain in stage 2 for a period of 12 months.
•For SME and Corporate clients on the watch list with a medium risk level.
•The Bank also reviews every six months to see if there are collective criteria for the migration of a group of clients to stage 2. For example, if a significant change has occurred from the commencement of a specific product or geographic region, or the occurrence of industry events, regulatory changes, market changes or any other significant event impacting the generation of future cash flow of the customer's operation.
Refutable presumption of more than 30 days of default
The Bank has reviewed for each portfolio the presumption of a significant increase in 30 days past due and finds historical evidence that there is a relationship between this presumption and default.
Definition of default
To determine whether an asset is in default, and thus classified as stage 3, the Bank conducts an assessment of both quantitative and qualitative factors. It also reviews the rebuttable presumption of more than 90 days overdue in payment for each portfolio.
The Bank applies the following criteria to ascertain if there is a breach:
Quantitative criteria
•Clients with an active portfolio and who have at least one instrument written off in the modality.
•Clients who are 90 or more days past due.
Qualitative criteria
•Clients in special states of restructuring, business reorganization or insolvency agreements.
•For SME and Corporate clients on the watchlist a high-risk level.
•The Bank also aligns all products of the same client to stage 3 when at least one of its obligations is in default.
Refutable presumption of default beyond 90 days
The Bank has conducted a review of the default presumption after 90 days past due for each portfolio. Historical evidence indicates a high probability of loss at 90 days. However, this presumption has been refuted for Banistmo’s mortgage portfolio. The rationale for this refutation is the historical evidence that demonstrates the default typically occurs at 120 days.
Collective methodology for measuring expected credit losses
The collective quantification of expected credit losses is conducted based on the stage classification, the homogeneous groups defined within each portfolio type and the client’s risk level.
Homogeneous groups are segmented by client type; for individuals, they are grouped by product, and for companies, they are grouped by industry segments defined by the client’s sales level.
Likewise, the risk level is assigned by customer type. For individuals, the risk is assessed using a behavioral scoring model for consumer products and a separate scoring model for housing products. The purpose of these models is to rank customers according to risk, allowing for more effective monitoring. The rating is based on historical behavior, transactional information, and customer product information. The consumer portfolio rating system is evaluated using various advanced statistical methodologies. These models allow the inclusion of a greater number of variables related to the customer, providing a more precise rating that aligns with the risk level.
For companies, risk levels are assessed using an internal rating model that incorporates both qualitative and quantitative variables as financial indicators. Clients are ranked on a scale from 1 to 19. This process also takes into account regional qualification programs, local market factors, and the client’s market knowledge.
In Colombia, for SME and Corporate portfolio, the risk level is estimated based on models that allow assigning an internal rating to a client considering their economic sector and in accordance with multiple variables. These include: financial information, transactional data, sectoral data, qualitative variables, and behavior. These models aim to achieve greater assertiveness in classifying the risk level of the Bank's clients, greater discrimination and precision, the use of non-traditional information, and interpretability, with the goal of achieving a deep understanding of the client. These methodologies play a fundamental role in the evaluation and monitoring of credit risk.
To estimate the expected credit losses (“ECL”) under the collective methodology, the following formula is used:
ECL = Probability of Default * Loss Given Default * Exposure at Default
The factors are estimated using statistical models developed from internal historical information of the entity and then adjusted with forward-looking information as described below:
•Probability of Default (“PD”): Estimated probability of occurrence of a default of an instrument. IFRS 9 proposes the specification of this parameter and its application according to the classification of stages 1, 2 and 3.
◦PD 12 months: The estimated probability of occurrence of a default in the next 12 months of the instrument’s life as of the date of analysis. The Bank defines the use of PD 12 months for current portfolio that does not present a significant increase in credit risk or any impairment evidence (portfolio classified in stage 1). To estimate the probability of default for 12 months, the Bank uses traditional techniques such as logistic regression, modeling the behavior of the portfolio by level of risk for each of the segments.
◦Lifetime PD: The estimated probability of occurrence of a default over the remaining life of an instrument, being dependent on the conditions of the product and the level of risk. The Bank defines the use of lifetime PD for portfolio with a significant increase in credit risk (portfolio classified in stage 2). The Bank estimates this factor using survival models which propose a statistical analysis to quantify the survival rate of a portfolio for a given period. One of the advantages of the methodology is the inclusion of prepaid models.
◦PD stage 3: The customers evaluated by the collective methodology in stage 3 have an associated probability of default of 100.00%.
•Loss Given Default (“LGD”): The severity of Loss Given Default is the percentage of exposure that the entity ultimately expects to lose in the event of a default in a financial instrument. The general formulation for the calculation of the LGD is equal to (1 - Recovery Percentage), where the recovery percentage refers to the sum of the flows received from the transaction discounted at the rate for the client on the date of analysis on the total of the exposure at the time of default, including contractual debt sales and other recovery strategy. For secured products, this is primarily based on collateral type and projected collateral values, the use of appraisals to determine the value of the collateral and time to repossession and recovery costs observed.
•Exposure at Default (“EAD”): The exposed value of the asset valued at amortized cost (includes the balance of capital, interest and accounts receivable), this is based on the contractual repayments owed by the borrower over a 12 month or lifetime basis.
For revolving products and those with available borrowing that is likely to be used in its entirety, the Exposure at Default (“EAD”) estimate considers the use of the CCF (credit conversion factor), in order to find a relationship corresponding to the used and unused component of the instrument. To estimate the expected credit losses (“ECL”), a component of probability of becoming loan is included.
To estimate the lifetime expected credit loss, the exposed balance is projected annually, considering the discount of contractual payments agreed with the client for each year. Cash flows are discounted at the effective interest rate or an approximation of it.
Forward-looking information incorporated in the ECL models
To incorporate the prospective information to the factors defined for the estimation of the expected loss, the Bank uses methodologies that correlate the historical behavior of the portfolio with certain economic variables. The Bank uses projections based on three macro scenarios (base, pessimistic and optimistic); each scenario has a plausible probability of occurrence to evaluate the best estimate of the expected loss under possible future economic conditions.
To make the projections, the Economic Research team has defined a process for the generation of estimates under two perspectives: thematic and analytical.
•Thematic Perspective: in the first instance, a series of external variables are defined, which are those whose values are established at a global level and in whose definition the idiosyncratic dynamics of the analyzed country have no incidence. As these are issues whose detailed study is beyond the scope of the Corporate Economic Research team, the Bank uses as reference the estimates made by external analysts.
•Analytical Perspective: this consists in the compilation of the historical information for the most important economic and financial variables of each country. The information bases are compiled from official sources, which mostly correspond to official authorities, such as the Superintendency, the Official Statistics Department or the Central Bank of each country. The Bank estimates forecasts based on time series models widely used in econometrics.

As a result, projections are obtained for the economic variables of interest, which are formulated monthly in a time horizon that includes the current year and four subsequent years. After that period, given the technical quality constraints of the exercises and the high uncertainty, the projection of the economic variables for the total remaining useful life of each instrument corresponds to the projected value for the last period.

The Bank considers that a five year projection horizon continues to be reasonable and that maintaining the fifth-year estimate for subsequent periods is a reasonable approximation. This is based on the natural behavior of any statistical or econometric exercise of variable projection, in which the series tend towards a reversion to the mean or to the long-term trend or equilibrium level. Then, in subsequent periods they remain there once the macroeconomic projections reach that steady state and only the materialization of a shock (unpredictable, so it is not possible to project when it will happen) would cause a deviation.

It is reasonable to think that in a period of 5 years, the macroeconomic variables projection would already be at a level very close to their equilibrium, since historically the maximum periods of consecutive deviation above or below the long-term trend (more or less 0.25 standard deviations of the variable) of the economic cycle (from the series of annual economic growth in the period 1972-2024) has been precisely a period of 5 years.
Economic scenario weightings
To incorporate not only a perspective, but also to recognize the uncertainty surrounding the short and medium-term economic context that the country will experience, the projection work incorporates three scenarios: base, optimistic and pessimistic.
These scenarios reflect reasonable (non-extreme) expectations. The current weighting in the year-end macroeconomic forecasts was as follows:

	Optimistic		Base		Pessimistic
Country	2024	2023	2024	2023	2024	2023
Colombia	15.00%	15.00%	60.00%	50.00%	25.00%	35.00%
Panama	20.00%	20.00%	55.00%	50.00%	25.00%	30.00%
El Salvador	20.00%	20.00%	55.00%	55.00%	25.00%	25.00%
Guatemala	20.00%	20.00%	55.00%	55.00%	25.00%	25.00%
The following is a comparison of the main macroeconomic variable projected in each country, "GDP growth", used to estimate ECL as of December 31, 2024 and 2023:

As of December 31, 2024
	Colombia			Panama
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2024	1.98%	1.80%	1.59%	3.51%	2.46%	1.41%
2025	3.89%	2.57%	1.23%	6.04%	3.48%	0.92%
2026	4.76%	2.96%	1.16%	6.68%	3.76%	0.85%

As of December 31, 2024
	Guatemala			El Salvador
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2024	3.83%	3.48%	3.12%	3.10%	2.59%	2.09%
2025	4.46%	3.46%	2.45%	3.77%	2.36%	0.95%
2026	4.55%	3.35%	2.14%	3.93%	2.25%	0.58%

As of December 31, 2023
	Colombia			Panama
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2023	1.64%	1.16%	0.68%	7.92%	5.95%	3.99%
2024	2.37%	0.87%	(0.63)%	6.68%	4.00%	1.33%
2025	4.47%	2.60%	0.73%	7.17%	4.20%	1.23%

As of December 31, 2023
	Guatemala			El Salvador
Cutoff	Optimistic	Base	Pessimistic	Optimistic	Base	Pessimistic
2023	3.69%	3.12%	2.55%	2.75%	2.25%	1.74%
2024	4.33%	3.26%	2.19%	3.32%	1.90%	0.49%
2025	4.61%	3.38%	2.15%	3.76%	2.08%	0.41%
Special methodologies applied in stage 3
Collateral methodology
For defaulted loans (stage 3), when it is determined that the fundamental source of collection is a mortgage guarantee or a leased asset, the amount of the loss is estimated as the balance owed minus the weighted net present value of the market value of the collateral, estimated through appraisals with an age no longer than one year, minus the costs of obtaining, maintaining and selling the collateral, and affected by several macroeconomic scenarios with an expected probability of occurrence that result in a weighted expected loss.
Individual methodology
The Bank will individually evaluate defaulted loans (stage 3) greater than COP 20,000 or USD 5 for foreign subsidiaries, analyzing the debt profile of each debtor, the guarantees granted and information on the credit behavior of the client and of the sector. Significant financial assets are considered in default when, based on current or past information and events, it is probable that the entity will not be able to recover all the amounts described in the original contract, including the interest and commissions agreed to in the contract. When a significant financial asset has been identified as being in default, the amount of the loss is measured as the balance due minus the weighted net present value of the expected future cash flows under two minimum macroeconomic scenarios with an expected probability of occurrence.
Customers classified as individual methodology will be evaluated at least twice a year and, additionally, each time a relevant event occurs that reflects in significant changes in their level of risk and that leads to a change in the scenarios previously analyzed. The relevant events can be:
•Significant changes in the value of the guarantee,
•Expected or adverse changes in the business,
•Potentially shocking regulatory changes for the business,
•Changes they make in their commercial and operational dynamics, and
•Significant amount of payments made by the client.
To establish the future cash flows expected from the client, two approaches are presented, which may be via cash flow generation or via execution of some type of guarantee or liquidation of assets, that is, “Going Concern” or “Gone Concern” approach.
Approach via cash flow: This refers to an analysis under the premise of "Going concern", that is, it is assumed that the payment of the obligation will be made through the client's cash flow. The expected NPV calculation with a cash flow approach includes:
•Financial projections of the client.
•Debt simulator.
•Expected NPV calculation.
Approach via guarantee recovery: This refers to the "Gone concern", that is, it is assumed that the payment of the obligation will be given through the execution of guarantees, liquidation of assets, the execution of personal guarantees and adjudication of assets through judicial processes. The calculation of the NPV with guarantee approach includes:
•Analysis of the guarantee.
•Future value of the guarantee.
•NPV calculation.
•Recovery times.
Future cash flows are estimated based on two scenarios (base and alternative) that can be affected by the aforementioned variables.
4.1.2.2. Impairment of investments measured at fair value with changes in other comprehensive income
At the end of each period, the Bank evaluates the impairment model based on the expected loss of a financial asset or a group of assets that are measured at fair value with changes in other comprehensive income, where the impairment loss will be measured from "day 1" after its initial recognition.
Investments are classified in stages according to the risk level (rating), as follows:
Stage 1:
•Investments rated at investment grade.
•Investments rated at speculation grade, if:
◦The current external rating is maintained or improved against the rating granted on the date of purchase.
◦If there is a rating deterioration, the deterioration is lower than the number of notches that signify a significant increase in risk.
Stage 2:
•Investments that pass from an investment grade rating to speculation level.
•If there is a rating deterioration, the deterioration is a number of notches that signify a significant increase in risk.
Stage 3:
•Investments that are classified as default.
Significant increase in risk
Investments classified in stage 2 include those instruments that meet the corporate definition of a significant increase in risk.
To establish whether a security has a significant increase in risk since the initial recognition, an assessment of the deterioration of the rating in the current date is made against the rating granted at the time of purchase; according to the origin classification there may be an increase with 1, 2 or 3 notches, as shown in the following table:

EXTERNAL RATING ORIGIN	SIGNIFICANT INCREASE IN RISK
Ba1/BB+	3 Notches
Ba2/BB	3 Notches
Ba3/BB-	3 Notches
B1/B+	2 Notches
B2/B	2 Notches
B3/B-	1 Notch
Caa/CCC	1 Notch
Measurement of expected losses:
Impairment: [Amortized Cost or Market Position (Exposure)] * PD (Probability of default) * LGD (Loss given default)
•All instruments classified in stage 1 will be assigned a default probability for 12 months.
•All instruments classified in stage 2 will be assigned a probability of default for the life of the instrument.
•All instruments classified in stage 3 will be assigned a default probability of 100.00%.
To estimate the impairment of the instruments if the issue has an external rating, provision is made with the PD (Probability of default) of the external rating agency; if it does not have an external rating, it is determined from the internal rating model and the default probability of the portfolio.
In all cases, the LGD (Loss Given Default) is the parameter calculated by the external rating agency for the investment portfolio at the closure of December 2024 it corresponds to 66.60%.
4.1.3.      Derecognition of financial assets
4.1.3.1.   Derecognition of financial assets not resulting from modifications
Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred, and the Bank has transferred substantially all the risks and rewards of ownership, or when the Bank neither transfers nor retains substantially all of the risks and rewards of ownership but it does not retain control of the financial asset.
When the Bank retains the contractual rights to receive cash flows from the financial asset, but assumes a contractual obligation to pay those cash flows to other entities, it shall treat the transaction as a transfer that results in derecognition if:
•It has no obligation to pay any amounts to the other entities unless it collects equivalent amounts from the assets;
•It is prohibited from selling or pledging the assets; and
•It has an obligation to remit without material delay any cash flows it receives from the assets.
4.1.3.2.   Modifications
In modifications for commercial or market reasons, an assessment is made as to whether the modification is substantial; that is, whether the changes in the terms of the contract differ substantially from the original contract, based on the analysis of qualitative variables (inclusion of returns based on profit sharing, guarantees, other collateral, or credit enhancements that significantly affect the credit risk profile associated with the loan, changes in currency and/or obligor) and, in some cases, a quantitative assessment. When the modifications result in derecognition, the renegotiated contract is a new loan, subject to the classification and measurement requirements established by IFRS 9.
Similarly, the costs and commissions associated with the financial asset are derecognized. Modifications that do not result in derecognition are understood as non-substantial modifications, the carrying amount will be recalculated as the present value of the modified contractual cash flows discounted at the original interest rate, recognizing the effect of the modification in the margin net interest in the statement consolidated of income. Likewise, costs and commissions are adjusted and amortized over the remaining life of the modified asset.
Contractual modifications of financial assets may be carried out due to restructurings and/or renegotiations for credit risk due to the borrower's financial difficulties are evaluated as a non-substantial modification and therefore does not lead to derecognition. When a financial asset is restructured, the difference between the original contractual cash flow and the new cash flow of the restructured asset discounted at the original effective interest rate is recognized as a gain or loss in the statement consolidated of income as “Interest income on loan and financial leases”, the costs and fees are deferred and will be amortized by the remaining life of the modified asset.
4.1.3.3.        Written-Off loan portfolio
Loans are written off when the Bank concludes there is no realistic expectation of recovery of the loans and receivables balances from a client or third party, i.e., there is no possibility of recovery due to the debtor's lack of ability or willingness to pay or in the absence of open guarantees granted by the debtor. In general, this characteristic will be fulfilled when the following delinquency conditions are present:

		Length of delinquency (days)
Type	Collateral	Grupo Agromercantil Holding S.A.	Banistmo S.A.	Banco Agrícola S.A.	Bancolombia S.A.
	Without collateral			180
Commercial	With collateral	N/A(1)	360	360	360
	Without collateral	180	180	180	180
Consumer	With collateral	540 for vehicles collateral	1080 for mortgage collateral	720 for mortgage collateral
	Without collateral		180
Small Business Loan	With collateral	N/A(1)	1080 for mortgage collateral	180	180
Mortgage	With collateral	1440	1080	720	N/A(1)
(1)Not dependent on the length of delinquency but on the reasons underlying a loan's non-recoverability.
Among the reasons underlying a loan's non-recoverability are the estimated recovery time of the obligation, the probable recovery percentage given the existence or lack of collateral and the inability to locate the client. When default conditions are present, it is initially necessary to evaluate whether the collateral that supports the loan generates a reasonable expectation of recovery; if so, the necessary steps are taken to realize on the collateral prior to writing-off the loan. In cases where the collateral net fair value indicates that there are no reasonable expectations of recovery, loans are written-off in the consolidated financial statements.
4.2.        Financial liabilities
At initial recognition, the Bank measures its financial liabilities at fair value. The transaction costs that are directly attributable to the financial liability are deducted from its fair value if the instruments are subsequently recognized at amortized cost or will be recognized in the consolidated statement of income if the liabilities are measured at fair value.
4.2.1.     Classification and Measurement of Financial Liabilities
Financial liabilities are classified and subsequently measured as follows:
•Amortized cost, measured at cost using the effective interest rate method.
•Fair value through profit or loss (“FVTPL”), measured using fair value, with variations in value recognized in the income statement.
•Irrevocably designated at fair value through profit or loss, measured using fair value, with variations in value recognized in the income statement. The effect of changes in own credit risk is presented in other comprehensive income.
4.2.2.     Derecognition of Financial Liabilities
The Bank derecognizes a financial liability from the consolidated statement of financial position when it is extinguished; that is, when the contractual obligation has been paid or settled or has expired.
Debt Exchange
The Bank assesses whether instruments subject to debt exchange are substantially different from each other, considering qualitative aspects such as currencies, maturities, interest rates, subordination terms, regulatory framework, among others, and quantitative aspects, in which the present value of discounted cash flows under the conditions of the new instruments (including any net commission paid minus any commission received) using the original effective interest rate to calculate the discount differs by at least 10 percent from the present value of discounted cash flows remaining from the original financial liability.
When it is concluded that the instruments subject to debt exchange are not substantially different (based on the analysis of qualitative variables such as currency or issuance market changes, and in some cases a quantitative evaluation), the transaction is recognized as a modification of debt, and in this case, the amortized cost of the modified liability is adjusted to the present value of estimated contractual cash flows discounted at the original effective interest rate of the financial instrument, and the gain or loss is recognized immediately in the income statement. Incremental costs and commissions adjust the carrying amount of the liability and are amortized over the remaining life of the modified liability, following its subsequent measurement at amortized cost. In debt exchanges that are considered substantially different, derecognition is recognized in the income statement, and a new financial liability is recognized.
4.3.   Day one profit adjustment
In situations where the fair value of a financial asset acquired or financial liability assumed at initial recognition differs from the transaction price, the Bank shall recognize a gain or loss directly in the consolidated statement of income if the fair value is supported by Level 1 inputs or is based on a valuation technique that uses only observable market data. In all other circumstances, the Bank defers the Day one gain or loss and recognizes it in the consolidated statement of income over the course of the transaction period.
4.4.   Compound instruments
The Bank recognizes compound financial instruments that contain both liability and equity components separately. Therefore, for initial measurement, the liability component is the fair value of a similar liability which doesn´t have an equity component (determined by discounting future cash flows using the market rate at the date of the issuance). The difference between the fair value of the liability component and the fair value of the compound financial instrument, considered as a whole, is the residual value assigned to the equity component. After initial recognition, the liability component of a compound financial instrument is measured at amortized cost using the effective interest method. The equity component of a compound financial instrument is not re-measured subsequent to initial recognition. The liability component corresponds to the preferred dividend related to 1% of the subscription price, which is the payment of the minimum dividend on the preferred shares for each period. For further information, see Note 22. Share capital.
4.5.   Financial guarantee contracts and loan commitments
The Bank issues financial guarantees and loan commitments. Loan commitments are those agreements under which the Bank has an irrevocable obligation to grant the loan. The financial guarantee contracts issued by the Bank are contracts that require the issuer to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payment when due to accordance with the original or modified terms of a debt instrument.
Both financial guarantee contracts and loan commitments are initially recognized as liabilities at fair value, which is normally the fee received, adjusted for the directly attributable transaction costs incurred. Subsequently, liabilities are measured at the higher of the provision amount measured according to IFRS 9, and the amount initially recognized, less the accumulated amortization recognized according to IFRS 15 Revenue from contracts with customers.
Income derived from guarantees is recognized as “commission income” in the consolidated statement of income over the term of the contract, in accordance with the method and frequency of commission’s payments.
4.6.   Derivatives financial instruments
A financial derivative is an instrument whose value changes in response to changes in a variable or index, such as an interest rate, exchange rate, the price of a financial instrument, a credit rating or a credit index. This instrument requires no initial payment or is lower in comparison to other financial instruments with a similar response to changes in market conditions and is generally settled at a future date.
The Bank recognizes its derivative financial instruments at fair value, based on the prices and valuation methodologies provided by the official pricing service provider (Precia); this includes counterparty credit-risk adjustments applied to derivatives when the Bank's position is a derivative asset, and the Bank's credit risk when the position is a liability on a derivative. For further information, see Note 30. Fair value of assets and liabilities, section d. Credit valuation adjustment.

Derivatives are recognized and measured at fair value through profit or loss unless such derivatives are designated as cash flow hedges or hedges of a net investment in a foreign operation. In those cases, the effective portion of changes in the fair value of the derivatives are recognized in other comprehensive income. All derivatives are carried as assets when fair value is positive and as liabilities when fair value is negative. Gains and losses arising from changes in the fair value of derivatives, which are not in hedging relationships, are recognized in the consolidated statement of income under the "valuation on financial instruments" item, and gains and losses from the valuation of foreign exchange derivatives are included in the "Other Operating Income" item.
4.7.   Hedge accounting
The Bank designates and documents hedge accounting at inception in accordance with the requirements of IFRS 9 Financial Instruments. When the hedging relationship is considered to be highly effective, the changes in value of the hedging derivative are accounted for according to their classification, as fair value hedges, cash flow hedges and hedges of net investment in foreign operations, as set out in the paragraph below.
The Bank assesses at the inception of the hedge and on an ongoing basis during the life of the instrument, whether the hedge used in the transaction is expected to be aligned with the hedge effectiveness requirement (prospective effectiveness):
•Economic relationship between the hedging instrument and the hedged item.
•The effect of credit risk does not predominate over the value of the economic relationship.
•Designated hedge ratio is consistent with risk management strategy.
The Bank discontinues the hedge accounting when the hedging relationship no longer meets the criteria provided for hedge effectiveness or when the hedging instrument expires or is sold, terminated or exercised. Consequently, the item no longer complies with the hedge accounting conditions or the hedging relationship no longer complies with the risk management objective.
Before the establishment of hedge accounting, the Bank documents the relationship between hedged items and hedging instruments, as well as its risk management objectives and hedging strategies, which are approved by the Asset and Liability Management Committee.

Hedge relationships are classified and accounted for in the following ways:
Fair value hedges
Fair value hedges are designated to protect against the exposure to changes in the fair value of recognized assets or liabilities or unrecognized firm commitments.
Changes in the fair value of derivatives that are designated and qualify as hedging instruments in fair value hedges are recorded in the same line item of the consolidated statement of income as hedged item. The change in fair value of the hedged item that is attributable to the hedged risk is recorded as part of the carrying value of the hedged item, and it is also recognized in the same line item of the consolidated statement of income as the hedge item.

For fair value hedges of items carried at amortized cost, adjustments to the carrying value are amortized to the consolidated statement of income over the remaining life of the hedge item until maturity. Amortization is based on a recalculated effective interest rate at the beginning of the amortization period, which begins when the hedged item ceases to be adjusted for changes in its fair value attributable to the risk being hedged. The adjustment shall be amortized fully by maturity of the financial instrument or, in the case of a portfolio hedge of interest rate risk, by expiry of the relevant repricing period.

If the hedged item is derecognized, the non-amortized fair value is recognized immediately in the consolidated statement of income.
When an unrecognized firm commitment is designated as a hedged item, the subsequent cumulative change in the fair value of the firm commitment attributable to the hedged risk is recognized as an asset or liability with corresponding gain or loss recognized in net income.
Cash flow hedges
Cash flows hedges are used mainly to manage the exposure to variability related to the cash flow attributable to a specific risk associated with an asset or liability recognized on the consolidated statement of financial position or to a highly probable forecast transaction.
The portion of the gain or loss on the hedging instrument that is determined to be an effective hedge is recognized in other comprehensive income. The ineffective portion of the gain or loss on the hedging instrument is recognized in the consolidated statement of income as interest and valuation on financial instruments.

If the hedging instrument expires or is sold, terminated or exercised, without replacement or rollover into another hedging instrument, or if the hedging designation no longer meets the criteria provided for the hedge effectiveness requirements after any subsequent rebalancing adjustment, any accumulated gain or loss previously recognized in OCI remains in OCI, until the planned operation or the firm commitment affects the result.
When a forecasted transaction is no longer expected to occur, the gain or loss accumulated in equity is recognized immediately in net income.
Hedges of a net investment in a foreign operation
In accordance with IFRS 9 and IFRIC 16 Hedges of a net investment in a foreign operation, the Bank has decided to apply the hedge accounting of the foreign currency risk arising from currency translation of consolidated financial statements and goodwill of its net investment in Banistmo, designating as a hedging instrument of certain debt securities issued by the Parent Company and financial liabilities. The hedge accounting requires that the Bank accounts for the gain or loss derived from the foreign exchange differences related to the debt securities that are determined to be an effective hedge is recognized in other comprehensive income, as is the currency translation adjustment of the Banistmo operation into the presentation currency as required by IAS 21 Effects of changes in foreign exchange rates as detailed in 1. Functional currency, transactions and balances in foreign currency. When a foreign operation is sold or an outstanding security that forms part of the net investment is paid, the related exchange differences are reclassified to the consolidated statement of income as part of the gain or loss on sale.

5.      Investments in associates and joint arrangements
5.1.   Investments in associates and joint ventures
An associate is an entity over which the Bank has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but does not have control or joint control to make those policies decisions.
A joint venture is an entity that the Bank controls jointly with other participants, where the parties maintain a contractual agreement that establishes joint control over the relevant activities of the entity (which only exists when decisions about those activities require unanimous consent of the parties sharing control) and the parties have rights to the net assets of the joint arrangement.
The Bank's investments in associates and joint ventures are initially recorded at cost and their results, assets and liabilities are subsequently included in the consolidated financial statements using the equity method, except when the investment, or a portion thereof, is classified as held for sale, in which case it is accounted for in accordance with IFRS 5 Non-current assets held for sale and discontinued operations.
When an investment in an associate or joint venture is held by, or is held indirectly through, an entity that is a venture capital organization, or a mutual fund, unit trust or similar entities, and such investment is measured at fair value through profit or loss in that entity, the Bank may elect to measure investments in those associates and joint ventures at fair value through profit or loss in the consolidated financial statements. This election is applied on an investment-by-investment basis.
At the acquisition date, the excess of the acquisition cost of the associate or joint venture shares exceeding the Bank's share of the net fair value of identifiable assets and liabilities of the investee is recognized as goodwill and is included in the carrying amount of the investment and it is not amortized. Any excess of the Bank's share of the net fair value of the investee’s identifiable assets and liabilities over the cost of the investment is included as income in the determination of the Bank's share of the associate or joint venture’s profit or loss in the period in which the investment is acquired. When necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment in accordance with IAS 36 Impairment of assets. Impairment losses are recognized in accordance with the policy for impairment of assets, cash-generating units and goodwill (see section 12. Impairment of assets, cash-generating units and goodwill, of this note).
If the Bank's share of losses of an associate or joint venture exceeds the Bank's interest in that associate or joint venture (which includes any long-term interests that, in substance, form part of the Bank's net investment in the associate or joint venture), the Bank discontinues recognition its share of further losses. Additional, losses are recognized only to the extent that the Bank has incurred legal or constructive obligations or made payments on behalf of the associate or joint venture.
When the equity method is applicable, adjustments are considered in order to adopt uniform accounting policies of the associate or joint venture with the Bank. The portion that corresponds to the Bank for changes in the investee´s other comprehensive income items is recognized in the consolidated statement of comprehensive income as “Unrealized gain/loss on investments in associates and joint ventures using equity method” and gains or losses of the associate or joint venture are recognized in the consolidated statement of income as “Dividends and net income on equity investments”, in accordance with the Bank's participation. Gains and losses resulting from transactions between the Bank and its associate or joint venture are recognized in the Bank's consolidated financial statements only to the extent of the unrelated investor´s interest in the associate or joint venture. The equity method is applied from the acquisition date until the significant influence or joint control over the entity is lost. When the significant influence on the associate or the joint venture is lost, the Bank measures and recognizes any residual investment that remains at its fair value. The difference between the associate or joint venture carrying value (taking into account the relevant items of other comprehensive income), the fair value of the retained residual investment and any proceeds from disposing of a partial interest in the associate or joint venture, is recognized in the consolidated statement of income. The currency translation adjustments recognized in equity are reclassified to net income at the moment of disposal.
The unrealized gain or loss of an associate or joint venture is presented in the consolidated statement of comprehensive income, net of tax. Changes in the investment´s participation that arise from changes in other comprehensive income of an associate or joint venture are recognized directly in the investor’s statement of comprehensive income.
The dividends received from the associate or joint venture reduce the investment carrying value.
For further information, please see Note 8. Investments in associates and joint ventures.
5.2.  Joint operations
A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets, and obligations for the liabilities, relating to the arrangement.
The Bank recognizes and measures assets, liabilities, revenues, and expenses in relation to its interest in joint operations in accordance with the applicable IFRS for the particular assets, liabilities, revenues and expenses.
When the Bank acquires an interest in a joint operation in which the activity constitutes a business, as defined in IFRS 3, or when an existing business is contributed to the joint operation on its formation by one of the parties that participate in the joint operation, the Bank will apply all of the principles of IFRS 3. In this case, the Bank recognizes goodwill in the event that consideration transferred exceeds the net of the acquisition date amounts of the identifiable assets acquired and the liabilities assumed.
When the Bank transacts with a joint operation in which the Parent Company or its subsidiaries is a joint operator (such as a sale or contribution of assets), the Bank is considered to be conducting the transaction with the other parties to the joint operation, and gains and losses resulting from the transactions are recognized in the Bank's consolidated financial statements only to the extent of other parties’ interests in the joint operation.
6.     Leases
6.1.  The Bank as lessee
The Bank assesses whether a contract is or contains a lease at the inception of the contract and recognizes a right-of-use asset representing its right to use the leased asset and a lease liability representing its obligation to make lease payments. The Bank elected to apply the recognition exemptions for short-term leases (leases of 12 months or less and without a purchase option) and leases where the underlying asset is of low value. Lease payments related to these exemptions will be recognized as an expense in profit or loss on a straight-line basis over the term of the lease.
Both the right-of-use asset and the lease liability are measured at the present value of the lease payments that have not been paid at that date. Lease payments are discounted using the lessee’s incremental borrowing rate. In addition, the right-of-use asset includes: 1) the amount of the initial measurement of the lease liability, 2) lease payments or costs incurred by the lessee made before or after the commencement date, less lease incentives received, and 3) an estimate of the costs to be incurred to dismantle the underlying asset, restore the site on which it is located or restore the underlying asset to the condition required by the lease.
Subsequently, the Bank measures the right-of-use asset at cost less any accumulated depreciation and any accumulated impairment losses and adjusted for any remeasurement of the lease liability. The Bank measures the lease liability by increasing the carrying amount to reflect interest on the lease liability, reducing the carrying amount to reflect the lease payments made, and remeasuring the carrying amount to reflect any new expectation or lease modifications. Each lease payment has been allocated between the liability and interest expenses. The accrued interest on the lease liability for each period over the lease term will be the amount that produces a constant periodic rate of interest (incremental borrowing rate) on the remaining balance of the liability.
6.2.  The Bank as lessor
The lease agreements entered into by the Bank are classified at the initial recognition as financial or operating leases.
A lease is classified as a finance lease when substantially all the risks and rewards incidental to ownership of the asset are transferred to the lessee and are recognized at a value equal to the net investment in the lease, corresponding to the sum of the minimum lease payments receivable and any unguaranteed residual value, discounted at the interest rate implicit in the lease. Otherwise, it is classified as an operating lease, recognizing and measuring the assets under the principles of property and equipment or investment property, in which case income and depreciation of property and equipment are recognized on a straight-line basis over the life of the asset. Contingent lease payments are recognized as revenue in the period in which they are received.
If during the lease term, the lessor and the lessee decide to modify the initial conditions, and the agreed changes result in a different classification, then the modified agreement will be considered a new lease with new clauses that will lead to the classification of a financial or operating lease, as appropriate.
The Bank uses the following indicia of transfer of risk and rewards incidental to ownership to the asset; if one of them is met, lease is classified as a finance lease:
•The agreement indicates that the lessee has the option to purchase the asset at a price that is expected to be equal to or less than 10% of the fair value of the asset, upon termination of the lease.
•The term of the lease covers most of the economic life of the asset, even when the lease does not transfer the ownership of the underlying asset to the lessee at the end of the lease term, i.e., when the minimum lease term represents 75% or more of the economic life of the leased asset.
•At the inception of the lease, the present value of the minimum lease payments amounts to at least 90% of the fair value of the leased asset.
•The leased assets are of such a specialized nature that only the lessee has the possibility of using them without making significant modifications.
7.     Premises and equipment and depreciation
Premises and equipment include tangible items that are held for use, for rental to others, or for administrative purposes and are expected to be used for more than one period.
Items of premises and equipment are expressed at cost less accumulated depreciation and impairment losses. Depreciation is calculated using the straight-line method, in order to derecognize the depreciable amount of premises and equipment over the estimated useful lives of the assets. The depreciable amount is the cost of an asset less its residual value. The estimated useful lives for each asset group are:

Asset group	Useful life range
Buildings	10 to 75 years
Furniture and fixtures	3 to 20 years
Computer equipment	3 to 20 years
Equipment and machinery	2 to 40 years
Vehicles	3 to 10 years
The asset’s residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period. When there is a significant change, the depreciation and the charge to the consolidated statement of income are adjusted based on the new estimation.
The Bank assesses at the end of each year whether there is any indication of external or internal reduction in the asset’s recoverable value. If there is any indication of impairment, the Bank estimates the recoverable amount of the assets and then recognizes the impairment loss in the consolidated statement of income. For further information, see section 12. Impairment of non-financial assets, cash-generating units and goodwill in this note.
Maintenance expenses of the premises and equipment are recognized as an expense in the period in which they are incurred and are registered in the consolidated statement of income as “Other administrative and general expenses”.
Gains and losses in sales of premises and equipment are registered in the consolidated statement of income as “Other operating income”.
8.     Investment properties
The investment properties are measured initially at cost, including the transaction costs. The carrying value includes the cost of replacement or substitution of a part of an investment property at the time the cost is incurred, if the cost meets the recognition criteria; and it excludes the daily maintenance costs of the investment property which are included in the consolidated statement of income as “Other administrative and general expenses”.
After the initial recognition, the investment properties are measured at fair value which reflects the market conditions at the consolidated statement of financial position date and are valued by Management with the support of external experts using valuation techniques based on comparable prices, direct capitalization, discounted cash flows and replacement cost. The gains and losses that arise from changes in the fair values of investment properties are included in the consolidated statement of income as “Other operating income”.
Transfers of an asset to or from the investment properties are only made when there is a change in its use. For a transfer from an investment property to premises and equipment, the cost taken into account for its subsequent accounting is the fair value at the time of the change in use. If a premise and equipment becomes an investment property, it will be accounted for at its fair value.
9.     Intangible assets
Intangible assets are identifiable, non-monetary assets without physical appearance, separately acquired or internally generated by the Bank that are measured initially at cost and subsequently at cost less any accumulated amortization and any accumulated impairment loss. Intangible assets acquired in business combinations are recognized at fair value at the date of acquisition.
Intangible assets with finite useful lives (ranging from 1 to 10 years) are amortized using the straight-line method over their estimated useful lives and assessed at the end of the period for impairment. The amortization period and the amortization method for intangible assets with a finite useful life are reviewed at least annually. The expected changes in the useful life or in the pattern of consumption of the future economic benefits of the asset are recognized when the amortization period or method has changed, as appropriate, and they are treated as changes in the accounting estimates. The amortization expense of intangible assets with finite useful lives is recognized in the consolidated statement of income.
The Bank's intangible assets comprise mainly intangibles of finite useful life, such as licenses, software and computer applications, customer relationships and trademarks (See Note 9. Goodwill and intangible assets, net). Intangibles of indefinite useful life include Goodwill.
When intangible assets with finite useful life are written-off, the expected future economic benefits period is reduced to increase the amount of amortization, resulting in the derecognition of the intangible asset in a shorter period than initially estimated.
Intangible assets with indefinite useful lives are not subject to amortization but are periodically tested to identify any impairment, either individually or at the cash-generating unit level. The assessment of the indefinite life is reviewed annually to determine if it continues being supportable. In the event that the assessment was not valid, the change from indefinite useful life to finite useful life is recognized prospectively. Intangible assets with an indefinite useful life correspond to goodwill.
9.1. Internally generated intangible assets
The costs of internally generated intangible assets are recognized as intangible assets if they have been incurred in the development stage and meet the recognition criteria; if so, such assets are presented in the consolidated statement of financial position at cost less accumulated amortization and accumulated impairment losses (see section 12. Impairment of non-financial assets, cash-generating units and goodwill in this note). Other expenditures are recorded as expenses in the consolidated statement of income.
Amortization of the asset begins when development is complete and the asset is available for use. Intangible assets are amortized using the straight-line method over their estimated useful lives and assessed at the end of the period for impairment.
10.  Inventories
The Bank recognizes as inventory the assets or returned property from finance or operating lease and real estate acquired or held in construction for sale in the ordinary course of business.

Assets or returned property from finance or operating lease

Inventories of assets or returned property are those assets arising from an early termination of a finance or operating lease or those on which the lease has been terminated, and they are expected to be sold in the normal course of business, which are controlled by the Bank and are expected to obtain future economic benefit.
The inventory of returned property is recognized as an asset from the date on which the Bank assumes the risks and benefits thereof. Assets arising from operating leases are initially measured at cost, which is the carrying amount less accumulated depreciation and impairment, if any. Assets returned property financial leasing operations are recognized at the lower of their book value plus sanitation costs and its net realizable value. When the book value is greater than the net realizable value, an adjustment is recognized under the caption "Provision for impairment of loan portfolio and financial leasing operations, net" in the consolidated income statement.
Real estate acquired or in construction for sale

Real estate acquired or in construction for sale in the ordinary course of the Bank’s business mainly include:
•Real estate units in construction: Refers to investments made in real estate construction projects (residential, commercial, etc.) that are in the development phase.
•Real estate units in inventory: Corresponds to real estate units available for sale.

The cost of real estate acquired or in construction for sale includes all expenses incurred in their acquisition and transformation, as well as other expenses necessary to complete them. Once the construction phase is completed, any subsequent costs will be recognized as an expense in the income statement for the period.

Inventories are measured at the lower of cost and net realizable value. Net realizable value ("NRV") is the estimated selling price in the normal course of business, less the estimated costs necessary to make the sale. The cost of inventories is assigned by using specific identification of their individual costs.
The Bank revises the NRV of its inventories at least annually, or when market conditions so require; the adjustment of the decrease in value is recognized directly in income. Adjustments to the NRV are recognized under the caption "Amortization, depreciation and impairment" in the consolidated statement of income, up to the value initially recognized.
10.1.   Digital assets
The Bank chooses as an accounting policy to recognize digital assets held to be sold in the normal course of its operations as inventories. Digital assets are measured at fair value less costs of sale. If there is no active market, the fair value of the digital asset will be zero given the low probability of its realization.
Changes in fair value are recognized in the consolidated statement of income for the period in which such changes occur.
The exchange differences of the digital asset in foreign currency are recognized within the valuation process inherent to the fair value model.
11.  Digital assets and liabilities held in custody for customers
The Bank safeguards crypto assets for customers in digital wallets and cryptographic keys are required to access digital assets on the Bank's platform. The Bank safeguards these assets and/or keys and is required to protect them from loss, theft, or other misuse.
The Bank recognizes customer's digital assets initially and subsequently at fair value. At the same time, the Bank recognizes the obligation to safeguard the customer's digital asset as a liability. The liability should be measured at the same amount as the corresponding asset at fair value.
Any loss, theft or other misuse that impacts the measurement of customer cryptoassets is recognized in profit or loss in the period in which it occurs.
The Bank does not monetize unsupported assets or assets transferred through unsupported networks that are realized on the platform. The unsupported crypto assets or crypto assets received through unsupported networks are not material to the consolidated financial statements as of December 31, 2024.

12.  Assets held for sale and discontinued operations
The Bank classifies non-current assets or disposal groups held for sale if their carrying value will be recovered through a sale transaction, rather than through continuing use. These assets are measured at the lower of their carrying value and their fair value less costs to sell and they are not depreciated nor amortized from the date of their classification. Additionally, if any indications of impairment exist, impairment losses are recognized for the difference between the carrying and the fair value less costs to sell as “Impairment, depreciation and amortization” in the consolidated statement of income. Gains and losses in the sale of assets held for sale are recognized in the consolidated statement of income as “Other operating income” or “Other administrative and general expenses”.
The held for sale condition is met if the assets or groups of assets are available, in their current condition, for immediate sale or the sale transaction is highly probable and is expected to be completed within the year following the date of classification. In the Bank, the assets held under this classification correspond to foreclosed assets. If the sale of the asset does not take place within the planned period, the assets are reclassified to "Other assets, net" in the consolidated statement of financial position.
A discontinued operation is a component of an entity that has been disposed of, or is classified as held for sale, and represents a separate major line of business or a geographical area of operations, is part of a single coordinated and individual plan to dispose of a separate major line of business or geographical area of operations, or is a subsidiary acquired exclusively with a view to resale. The results of a discontinued operation are presented separately from those of continuing operations in the consolidated statement of income on a comparative basis.
13.  Impairment of non-financial assets and cash-generating units and goodwill
The Bank evaluates at the end of each period whether there is any indication that on a stand-alone basis non-financial assets and cash-generating units are impaired. If some indication of impairment does exist, the Bank estimates the recoverable amount of the assets and the loss by impairment, the impairment loss is recognized for the amount by which the carrying amount of the cash generating unit exceeds its recoverable amount. Regardless of whether impairment indicators exist, impairment of goodwill is assessed annually, or more frequently if events or changes in circumstances indicate that it may be impaired.
The recoverable amount of non-financial assets or cash-generating units is defined as the higher of fair value less costs of disposal and value in use. Fair value is determined by Management with reference to market value (if available), through pricing models, or with the assistance of a valuation specialist. Meanwhile, value in use requires Management to develop significant assumptions and estimates to forecast cash flow for periods that extend beyond the normal requirements of management reports, assessing the appropriate discount rate and growth rate.

If an asset does not generate cash flows that are independent from the rest of the assets or group of assets, the recoverable amount is determined by the cash-generating unit to which the asset belongs.
The amount of impairment losses recognized in net income during the period are included in the consolidated statement of income as “Impairment, depreciation and amortization”. Except for impairment loss recognized for goodwill, impairment losses are subject to reversal, the increased carrying amount of an asset other than goodwill attributable to a reversal of an impairment loss shall not exceed the carrying amount that would have been determined (net of amortization or depreciation) had no impairment loss been recognized for the asset in prior years.
14.  Other assets
The Bank presents as other assets, among other things, (a) the expenses paid in advance incurred in the development of its business, in order to receive future services, which are amortized during the period in which services are received or the costs or expenses are recorded and (b) foreclosed assets that do not comply with the requirements to be recognized as assets held for sale and where there are no plans to use them in the supply of services or for administrative purposes.
Foreclosed assets are initially recognized at the lower of net amount of the charged-off financial assets to which the foreclosed assets relate and net realizable value of the foreclosed asset (the net realizable value will be the estimated selling price of the asset or its awarding value, less the estimated costs necessary to carry out its sale), pending obtaining a plan for its commercialization. If net amount of the charged-off financial assets is greater than net realizable value of the foreclosed asset, an adjustment for impairment of credit risk of the financial asset is recorded in the results for the period.
There is evidence of impairment when these group of assets remain in the consolidated statement of financial position for a period of time exceeding one year from the reception date, without buyer having been found, despite the Bank's ongoing efforts to sell them (even adjusting the selling price).
Foreclosed assets are subsequently assessed to determine whether an impairment lost must be recognized. In the case of events that arise that are beyond the control of the Bank and that make remote the realization of these assets, they are identified as "non-tradable”, and a complete impairment is carried out.
15.  Derecognition of non-financial assets
The Bank non-financial assets are derecognized either on disposal or when they are permanently withdrawn from use and no future economic benefits are expected. The difference between the value obtained on disposal and the carrying amount is recognized in the consolidated statement of income.
16.   Employee benefits
16.1. Short term benefits
The Bank grants to its employees short-term benefits such as bonuses based on added value to clients and the Bank's results, salaries, accrued performance costs and social security that are expected to be wholly settled within 12 months. Expenses related to these benefits are recognized over the period in which the employees provide the services to which the payments relate. For further information, see Note 19. Employee benefit plans.
16.2. Other long-term employee benefits
The Bank grants to its employees seniority bonuses as long-term employee benefits whose payment is not expected within the 12 months following the end of the annual period in which the employees have rendered their services. The cost of long-term employee benefits is allocated across the period from the time the employee was hired by the Bank and the expected date of obtaining the benefit. These benefits are projected up to the date of payment and are discounted through the projected unit credit method.
16.3. Pensions and other post-employment benefits
–Defined contribution plans
The Bank makes monthly contributions to pension funds, due to legal requirements and it has no legal obligation to pay further contributions.
The Bank recognizes contributions in the consolidated statement of income once the contribution is accrued. Any contributions unpaid at the consolidated statement of financial position date are included as a liability.
–Defined benefit plans
These are post-employment benefit plans in which the Bank has the legal or constructive obligation to take responsibility for the payments of benefits that have been agreed, for example, severance pay, pension recognition bonuses, and pensions for retirees who fall under the Bank’s responsibility, as well as any other defined benefit plans agreed upon with former employees. The Bank makes an actuarial valuation based on the projected unit credit method and a risk-free rate which reflects current market assessments of the time value of money in each country (interest rate of treasury bonds [“TES”], representative of the nation's public debt), related to the characteristics and the benefit flows weighted average, to discount such obligation.

17.  Provisions, contingent liabilities and contingent assets
Provisions
Provisions are recognized when the Bank has a present obligation (legal or constructive) as a result of a past event, where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate of the obligation's value can be made.
The corresponding expense for any provision is presented in the consolidated statement of income, net of all expected reimbursement. The increase in the provision due to the time value of money is recognized as a financial expense.
The amounts recognized in the consolidated statement of financial position, correspond mainly to:
I.            Judicial proceedings
Judicial provisions refer to pending legal proceedings on employment matters, ordinary lawsuits, class actions suit, civil actions within criminal prosecutions and executive proceedings against the Bank.
II.            Onerous contracts
For the Bank, an onerous contract is a contract in which the unavoidable costs of meeting the obligations under the contract exceeds the economic benefits expected to be received under it.
III.            Loan commitments
In order to meet the needs of its customers, the Bank issues loan commitments, letters of credit and bank guarantees. Loan commitments are those approved irrevocable loans, in which, despite having acquired a commitment to grant them, due to the contract or agreement or for any other reason they are still pending disbursement.
IV.            Financial guarantees
The Bank issues bank guarantees on behalf of its customers. A bank guarantee represents an irrevocable commitment pursuant to which the Bank will cover, up to the maximum amount guaranteed, a breach of the client's contractual obligations to third parties for a certain period of time. These are commitments issued by the Bank to guarantee the performance of a customer to a third party and are mainly issued to guarantee agreements established between parties from the energy sector, hydrocarbons sector, private sector and public procurement contracts. The Bank expects most of those guarantees provided to expire before they are used.
The events or circumstances that would require the Bank to perform under a guarantee are determined by the type of guarantee, as outlined below:
Guarantees for the energy sector
The Bank is responsible before the guarantee’s beneficiary in the following situations:
•Lack of energy supply due to low availability from the generating company (the guaranteed entity).
•Noncompliance with the contract signed by the guaranteed entity.
•Noncompliance with the payment for energy supply.
•Noncompliance with the construction and operating of power plants.
•Noncompliance with the construction and operating of transmission lines.
Guarantees for the hydrocarbons sector
The Bank is responsible before the guarantee’s beneficiary in the following situations:
•Noncompliance with the contractual obligations in the Minimum Exploration Program.
•Noncompliance with the contractual obligations in the Additional Exploratory Program.
•Noncompliance with the contractual obligations in the Post Exploratory Program.
•Noncompliance with the Technical Evaluation obligations.
Guarantees for public procurement
The Bank must pay a state entity up to the amount guaranteed for the breach by the contractor of the contractual or legal obligations agreed.
Commitment issued by the Bank to guarantee the performance of a customer from the private sector
The Bank must pay the third party if there is any breach of what has been agreed upon or due to the economic insolvency of the client.
Contingent liabilities
Possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events, not wholly within the control of the Bank, or present obligations that arise from past events but are not recognized because it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligations or the amount of the obligations cannot be measured with sufficient reliability, are not recognized in the consolidated statement of financial position, but instead are disclosed as contingent liabilities, unless the possibility of an outflow of resources embodying economic benefits is remote, in which case no disclosure is required.
Contingent assets
Possible assets that arise from past events whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events, not wholly within the control of the Bank, are not recognized in the consolidated statement of financial position; instead, these are disclosed as contingent assets where an inflow of economic benefits is probable. When the realization of income is virtually certain, then the related asset is not a contingent asset and its recognition is appropriate.
18.  Revenue recognition
The Bank recognizes revenue from ordinary activities, which represent the transfer of goods or services committed with customers in exchange for an amount that reflects the consideration to which the entity expects to be entitled. For performance obligations where none of the conditions for revenue recognition over time are met, the Bank satisfies the performance obligation at a point in time, at which the customer obtains control of the promised services.
Revenue is measured based on the consideration specified in the contract with the customer, and excludes amounts received on behalf of third parties when the Bank is an agent. The Bank recognizes revenue when it transfers control over a good or service to a customer. Revenue is presented net of reimbursements and discounts and after eliminating inter-group sales. The Bank evaluates its revenue categories based on specific criteria to determine whether it acts as principal or agent. Revenue is recognized to the extent that it is probable that economic benefits will flow to the Bank and it is possible to reliably measure the related revenues and costs.
When the Bank fulfills a performance obligation through the delivery of promised goods or services to customer, it creates a contractual asset for the consideration amount obtained with the performance. The Bank recognizes the contractual assets as current assets, as they are expected to be realized within the normal operating cycle.
The costs of contracts eligible for capitalization as incremental costs when obtaining a contract are recognized as a contractual asset. Contractual costs are capitalized when incurred if the Bank expects to recover those costs. Contractual costs constitute non-current assets to the extent that the Bank expects to receive the economic benefits of those assets in a period greater than twelve months. The contractual costs are amortized systematically and consistently with the transfer of the services to the customer once the corresponding revenue has been recognized. The capitalized contractual costs are impaired if the customer withdraws or if the carrying amount of the asset exceeds the projection of the discounted cash flows that are related to the contract.
Interest income comprises income of financial assets at amortized cost or at fair value through other comprehensive income. Interest income is recognized using the effective interest rate method, the computation takes into account all the contractual conditions of the financial instrument (for example, prepayment options) and includes incremental fees and commissions (for example, certain loan commitment fees) or expenses that are directly attributed to the instrument and are an integral part of the effective interest rate, without taking account future credit losses.
Valuation income relates to debt securities at fair value, where gains and losses arising from changes in fair value are included in the consolidated statement of income as “Interest and valuation on financial instruments”.
Fees and services commissions are recognized as the right to consideration is obtained through the exchange of goods or services that the entity has transferred to a customer. Therefore, the Bank recognizes some fees as revenue over time, such as income from commissions and asset management, custody and other administration and advisory commissions. While other fees are recognized as revenue at a point in time of completion of the underlying transaction, like commissions arising from the negotiation or participation in the negotiation of a transaction for a third party, such as the acquisition of shares or other securities or the purchase or sale of businesses. In addition, the Bank maintains a credit card loyalty program to provide incentives to its customers. The program allows customers to purchase goods and services, based on the exchange of awards points, which are awarded based on purchases using the Bank's credit cards and the fulfillment of certain conditions established in such program. The redemption of points for prizes is carried out by a third party. Therefore, the expenses of the Bank's commitments with its clients arising from this program are recognized as a lower value of the fees and commission income, considering the total number of points that can be redeemed over the accumulated prizes and the probability of redemptions.
Dividend revenue of investments that are not associates or joint ventures are recognized when the right to payment of the Bank is established, which is generally when the shareholders declare the dividend. These are included in the consolidated statement of income as “Dividends and net income on equity investments”.
19.   Income tax
Income tax includes current tax and deferred tax. The current tax is the income tax payable with respect to the profit for the fiscal year, which arises in profit or other comprehensive income. A provision is made for current tax considering the tax bases and tax rates enacted in each of the jurisdictions where the Bank is located, at the date of preparation of the consolidated financial statements.
The Bank recognizes, when appropriate, deferred tax assets and liabilities by estimating the future tax effects attributable to differences between book values of assets, liabilities and their tax bases. Deferred tax assets and liabilities are measured based on the tax rate that, in accordance with the valid tax laws in each country where the Bank has operations, must be applied in the year in which the deferred tax assets and liabilities are expected to be realized or settled. The future effects of changes in tax laws or tax rates are recognized in the deferred taxes as from the date of publication of the law providing for such changes.
Tax bases for deferred tax must be calculated by factoring in the definition of IAS 12 Income tax and the value of the assets and liabilities that will be realized or settled in the future according to the valid tax laws of each of the countries where the Bank has operations.
Deferred tax liabilities due to deductible temporary differences associated with investments in subsidiary and associated entities or shares in joint ventures, are recognized, except when the Bank is able to control the period in which the deductible temporary difference is reverted, and it is likely that the temporary difference will not be reverted in the foreseeable future.
Deferred tax assets, identified with temporary differences, are only recognized if it is considered likely that the Bank will have sufficient taxable income in the future that allows it to be recovered based on the stand-alone entity expected cash flow forecast for the next three years.
Tax credit from fiscal losses and surplus amounts from the presumptive income on the net income are recognized as a deferred asset, provided that it is likely that the Bank will generate future net income to allow their offset.
The deferred tax is recorded as debit or credit according to the result of each of the companies that form the Bank, and for the purpose of disclosure on the consolidated statement of financial position it is disclosed as net.
The deferred income tax expense is recognized in the consolidated statement of income under the heading “Income tax”, except when referring to amounts directly recognized in OCI (Other Comprehensive Income).
Regulatory changes in tax laws and in tax rates are recognized in the consolidated statement of income under the heading “Income Tax” in the period when such rule becomes enforceable. Interest and fines are recognized in the consolidated statement of income under the other administrative and general expenses or in the caption "Income tax" of the consolidated income statement, when applicable.
The Bank periodically assesses the tax positions adopted in tax returns, and, according to the results of the tax audits conducted by the tax authorities, determines possible tax outcomes provided it has a present obligation and it is more likely than not that the Bank will have to dispose of the economic resources to cancel the obligation, and the Bank can make an accurate estimate of the amount of the obligation.
For further information about deferred tax considerations derived from the last Colombian tax reform (Law 2277 of 2022), see Note 13. Income tax.
Transfer pricing policy
The Bank has as a general policy that each of its companies be responsible for their income, costs and expenses independently. The policy takes into account the regulation for the Parent Company provided for in the Organic Statute of the Financial System (article 119, numeral 4) which in relation to the autonomy of the subsidiaries states that: The activity of the subsidiaries of entities subject to the control and supervision of the SFC must be carried out in conditions of independence and administrative autonomy, so that they have sufficient decision-making capacity to carry out the operations that constitute their object.
The Bank recognizes arm’s length operations with foreign economic links. These operations are documented and reported to the tax Administration according to the last evaluation date corresponding to the previous year.
E.   Use of estimates and judgments
The preparation of consolidated financial statements requires Bank's Management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
Judgments or changes in assumptions are disclosed in the notes to the consolidated financial statements. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under current circumstances. Actual results may differ from these estimates if assumptions and conditions change.
The significant accounting estimates that the Bank uses in preparing its consolidated financial statements are detailed below:
1.     Credit risk impairment
As disclosed by Management and described in section D. Material Accounting Policies, paragraph 4.1.2. Impairment of financial assets at amortized cost or at fair value through other comprehensive income ‘FVTOCI’, expected credit losses are calculated using individual and collective models and methodologies based on significant assumptions and judgment considering historical credit data, current borrower situation and reasonable and supportable forecasts of future economic conditions. Collective models include parameters of probability of default at 12 months, probability of default throughout the lifetime of the obligation, loss given default, and exposure at default with the inclusion of the prospective approach that include assumptions of future macroeconomic conditions in plausible future scenarios. In addition, for loans individually assessed in stage 3, the Bank will evaluate defaulted significant loans, analyzing the debt profile of each debtor, the fair value of guarantees granted, information on credit behavior and the future cash flows expected from the client.
The estimation of impairment charges is a critical accounting policy because of the significance of this line item, the sensitivity of the charges to changes in assumptions about future events (behavior of the expected macroeconomic variables), weighting of macroeconomic scenarios and other somewhat subjective judgments that are incorporated in the individual credit loss models.
Some relevant assumptions must be made to operate the mathematical models behind the expected credit loss assessment. Assumptions are constructed from historical data to consider whether a customer has a significant increase in risk or is in default; these are reviewed by expert panels. Other assumptions such as future economic conditions, the simulation of reasonable future economic scenarios and the likelihood of those scenarios have a high impact on lifetime default probability models. These scenarios are determined and leveraged by the Direction of Economic Research.
The main factors considered in collective estimations of credit losses are the definition of significant increase in credit risk, definition of default, collateral values, loan maturity and macroeconomic forecast of variables such as unemployment, GDP, interest rates, among others. It is also important to consider any other variable that could influence a client´s willingness to pay.
In addition, individual credit loss models consider assumptions on how the financial performance and future cash flow of a client could be affected, the client’s expected future operational and commercial activity, the capacity to generate sufficient cash to pay debt obligations and trends and regulatory changes in the economic sector in which the client operates, changes in the collateral value, weighting of the scenarios used, as well as other internal or external factors. For further information, see Note 6. Loans and advances to customers, net and Risk management.
Given the inherent uncertainties and the high level of subjectivity involved in the assessment of three following factors, it is possible that the outcomes in the next financial year could differ from the expectations on which Management’s estimates are based:
•Exposure at default: The exposed balance of assets to the current capital balance, interest, and receivable accounts. In the case of products whose nature is revolving and that have an available borrowing that is susceptible to be used in its entirety according to loan contracts subscribed with clients, this parameter includes an estimation of the use of those products after the client’s default.
•Probability of default (“PD”): This is the probability that the debtor fails to fulfill their obligations of capital and/or interest payment over a period of 12 months. This is linked to the rating/scoring of each debtor/operation.
•Loss given default (“LGD”): This is defined as the economic impairment that the entity would incur in the event of any instance of default. This depends mainly upon the characteristics of the debtor and upon the valuation of guarantees or collateral associated with the operation.
Impairment loss models and methodologies, and the related assumptions, are assessed by the Bank Chief Risk Officer (“CRO”) on a regular basis, using robust validation procedures in order to assure a reasonable coverage of effective losses. This process enables Management to periodically determine whether assumptions and models used to measure credit risk impairment should be adjusted to achieve more precise estimations. Internal controls, data governance standards and approval processes, have been implemented by the Bank to make estimations more accurate.
2.     Impairment testing of cash generating units (“CGU”), including goodwill
The Bank tests goodwill recognized upon business combinations for impairment at least annually. The impairment test for goodwill involves estimates and significant judgments, including the identification of cash generating units and the allocation of goodwill based on the expectations of which operating segments of the Bank will benefit from the acquisition.
The fair value of the acquired companies is sensitive to changes in the valuation models’ assumptions. Adverse changes in any of the factors underlying these assumptions could lead the Bank to record a goodwill impairment charge. Management believes that the assumptions and estimates used are reasonable and supportable in the existing market environment and commensurate with the risk profile of the assets valued. See Note 12. Goodwill and intangible assets, net, for further information related to carrying amount, valuation methodologies, key assumptions, sensitivities and the allocation of goodwill.
3.     Recognition of digital assets
Currently, there is no specific definitive guidance in IFRS or alternative accounting frameworks to account for the recognition of digital assets held by the Bank, as well as the custody of digital assets held for customers, so management has exercised significant judgment in determining the appropriate accounting treatment.
The Bank has considered that it acts in the quality of a commodity trader, as defined in IAS 2, Inventories, by characterizing certain of its holdings as inventories, or more specifically, digital assets. The business model for digital assets will be to sell them in the near future and generate a profit from fluctuations in price or dealer margin. So, inventories held by commodity broker-dealers are measured at fair value less costs to sale. When such inventories are measured on that basis, changes in value are recognized in profit or loss in the period.
With respect to the custody of digital assets held by customers, the Bank recognizes a liability for the obligation to safeguard user's assets and recognizes an associated asset for the cryptographic assets safeguarded. Both the liability and the asset must be measured initially and subsequently at the fair value of the crypto assets being safeguarded.
In the event that the IASB issues final guidance, the Bank may be required to modify its accounting policies, which could have a significant effect on the Bank´s consolidated financial statements.
4.      Deferred tax
Deferred tax assets and liabilities are recorded on deductible or levied temporary differences originating between tax and accounting bases, taking into account the tax rules applicable in each country where the Bank has operations. Due to the changing conditions of the political, social and economic environment, the constant amendments to tax legislation and the permanent changes in the tax principles and changes in interpretations by tax authorities determining the tax bases for the deferred tax items involves difficult judgments including estimates of future gains, offsets or tax deductions. Accordingly, the determination of the deferred tax is considered a critical accounting policy.
For more information relating to the nature of deferred tax assets and liabilities recognized by the Bank, please see Note 13. Income tax.
5.     Provisions and contingent liabilities
The Bank is subject to contingent liabilities, including those arising from judicial, regulatory and arbitration proceedings, tax and other claims arising from the conduct of the Bank's business activities. These contingencies are evaluated based on Management’s best estimates and provisions are established for legal and other claims by assessing the likelihood of the loss actually occurring as probable, possible or remote. Contingences are provisioned and recorded when all the information available indicates that it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation before the consolidated statement of financial position date and the amounts may be reasonably estimated. The Bank engages internal and external experts in assessing probability and in estimating timing, nature and amount of outflows that may result from past events.
Provisions are determined by Management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period, which estimate is discounted using a risk-free rate which reflects current market assessments of the time value of money in each country, which for Colombia is the interest rate on treasury bonds “TES”.
Throughout the life of a contingency, the Bank may learn of additional information that can affect assessments regarding probability or the estimates of amounts involved; changes in these assessments can lead to changes in recorded provisions.
The Bank considers the estimates used to determine the provisions for contingent liabilities critical estimates because the probability of their occurrence and the amounts that the Bank may be required to pay are based on the Bank judgment and those of its internal and external experts, which will not necessarily coincide with the future outcome of the proceedings.
For further information regarding legal proceedings and contingencies and their carrying amounts, see Note 21. Provisions and contingent liabilities.
6.      Fair value of assets and liabilities
The fair value of the Bank's assets and liabilities is determined at the date of the consolidated statement of financial position. The Bank's fair value measurement process considers the characteristics of the asset or liability in the same way that market participants would take them into account when pricing the asset or liability at the measurement date; the estimate takes into account inputs from valuation techniques used to measure fair value.
To increase consistency and comparability in fair value measurements and related disclosures, the Bank specifies different levels of inputs that may be used to measure the fair value of financial instruments, as follows:
Level 1: Assets and liabilities are classified as Level 1 if there are observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets. An active market is one in which transactions occur with sufficient volume and frequency to provide pricing information on an ongoing basis. Instruments are valued by reference to unadjusted quoted prices for identical assets or liabilities in active markets where the quoted price is readily available, and the price represents actual and regularly occurring market transactions.
Level 2: Assets and liabilities are classified as Level 2 if in the absence of a market price for a specific financial instrument, its fair value is estimated using models whose input data are observable for recent transactions of identical or similar instruments.
Level 3: Assets and liabilities are classified as level 3 if unobservable input data were used in the measurement of fair value that are supported by little or no market activity and that are significant to the fair value of these assets or liabilities. The fair value of Level 3 financial assets and liabilities is determined using pricing models, discounted cash flow methodologies or similar techniques.
Transfers into or out of Level 3 are made if the significant inputs used in the financial models measuring the fair values of the assets and liabilities became unobservable or observable, respectively, in the current marketplace. All transfers between the aforementioned levels are assumed to occur at the end of the reporting period.
The measurement of the fair value of financial instruments generally involves a higher degree of complexity and requires the application of judgments especially when the models use unobservable inputs (level 3) based on the assumptions that would be used in the market to determine the price for assets or liabilities. Determination of these assumptions includes consideration of market conditions and liquidity levels. Changes in the market conditions, such as reduced liquidity in the capital markets or changes in secondary market activities, may reduce the availability and reliability of quoted prices or observable data used to determine fair value.
When developing fair value measurements, the Bank maximizes the use of observable inputs and minimizes the use of unobservable inputs in measuring fair value. Additionally, the Bank uses third-party pricing services to obtain fair values, which are used to either record the price of an instrument or to corroborate internally developed prices. Third-party price validation procedures are performed over the reasonableness of the fair value measurements. For further details regarding carrying amount and sensitivity disclosures, please see Note 30. Fair value of assets and liabilities.
7.     Measurement of employee benefits
The measurement of post-employment benefit obligations and long-term employee benefits takes into account a range of inputs and it is dependent upon a series of assumptions of future events. The projected unit credit method is used to determine the present value of the obligation for the defined benefits and its associated cost. Future measurements of obligations may differ to those presented in the consolidated financial statements, among others, due to changes in economic and demographic assumptions and significant events. The actuarial valuation methodology of the post-employment and long-term benefit plans include typified discount rates by each benefit plan, with the objective of presenting more relevant information on the value of these plans in the consolidated financial statements. For further information, see Note 19. Employee benefit plans.
8.     Transaction price determination
With respect to contracts with the Bank's customers, for the determination of the transaction price, the Bank allocates to each one of the performance obligations under the contract the price which represents the value expected to be received in respect of each such performance obligation based on its relative stand-alone selling price. Such price is determined based on the cost of each service, related tax and associated risks to the operation and inherent to the transaction, plus the margin expected to be received for the services, considering in each case the market price for the service, the conditions agreed with the customer and the customer’s segment. The Bank has fixed and variable prices considering the characteristics of each service, future events, discounts, returns and other variables that may influence the selling price. No significant financing components are factored in the determination of the selling price. For further information, see Note 25. Operating income.
9.      Leases
The measurement of the right-of-use asset and of the lease liabilities requires a series of judgments, among which are the determination of the term of the lease and the rate used in discounting the cash flows. The term of the lease is defined according to the historical information of the contracts and the period over which an asset is expected to be economically usable, which involves a high degree of uncertainty due to the use of relevant information about past events. In the Bank's case, the weighted average lessee’s incremental borrowing rate was used to discount the cash flows associated with the leasing contracts. The Bank performs analysis taking into account the currency, lease term, economic environment and class of underlying assets, as to determine the weighted average lessee’s incremental borrowing rate. For further information, see Note 11. Leases.
10.   Uncertainty over income tax treatments
In the process of determining the current and deferred tax for periods subject to review by the tax authority, the applicable rules have been applied and interpretations have been made to take positions, on which different interpretations could arise from those made by the entity. Due to the complexity of the tax system, the continuous modifications of the fiscal rules, the accounting changes with implications in the tax bases and in general the legal instability of the country, at any time the tax authority could have different criteria from the Bank. Therefore, a dispute or inspection by the tax authority on a specific tax treatment may affect the deferred or current tax asset or liability Bank's accounting, in accordance with the requirements of IAS 12.
Management and its advisors believe that their decisions concerning the estimates and judgments made in each fiscal period are in accordance with those required by the current tax regulations, and therefore have not considered it necessary to recognize any additional provisions to those indicated in Note 13. Income tax.
F.     Recently issued accounting pronouncements
a)    Recently issued accounting pronouncements applicable in future periods
Amendments Supplier financing agreements to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures: The amendments to IAS 7 and IFRS 7 establish disclosure requirements for vendor financing arrangements. This allows users of financial statements to assess the impact of these arrangements on an entity's liabilities and cash flows. The amendments to IAS 7 and IFRS 7 include: Qualitative and quantitative disclosure requirements, Clarification of the characteristics of the agreements that qualify or not, as vendor financing contracts.

This amendment is effective as of January 1, 2024. This amendment do not apply to the Bank.

Amendments to IFRS 9 Financial instruments and IFRS 7 Financial instruments: disclosures - Classification and measurement of financial instruments: In May 2024, the Board issued amendments to the classification and measurement requirements in IFRS 9. These amendments respond to feedback from post-implementation review of the accounting standard and clarify the requirements in areas where stakeholders have raised concerns, or where new issues have emerged since IFRS 9 was issued.
These amendments include:
–Clarifying the classification of financial assets with environmental, social and corporate governance (ESG) and similar features: ESG-linked features in loans could affect whether the loans are measured at amortised cost or fair value. To resolve any potential diversity in practice, the amendments clarify how the contractual cash flows on such loans should be assessed.
–Settlement of liabilities through electronic payment systems: The amendments clarify the date on which a financial asset or financial liability is derecognised. The IASB also decided to develop an accounting policy option to allow a company to derecognise a financial liability before it delivers cash on the settlement date if specified criteria are met.
With these amendments, the IASB has also introduced additional disclosure requirements to enhance transparency for investors regarding investments in equity instruments designated at fair value through other comprehensive income and financial instruments with contingent features, for example features tied to ESG-linked targets.

The amendments are effective for annual reporting periods beginning on or after January 1, 2024, and early application is permitted.

Management is assessing the impact that these amendments will have on the Bank's consolidated financial statements and disclosures.

New standard NIIF 18 Presentation and Disclosure in Financial Statements: In April 2024, the Board issued IFRS 18 to replace IAS 1 Presentation of Financial Statements. IFRS 18 introduces three sets of new requirements to improve the way companies report their financial performance and give investors a better basis for analyzing and comparing companies:

–Improved comparability in the statement of income: IFRS 18 introduces three defined categories for income and expenses (operating, investing and financing) to improve the structure of the statement of income, and requires all companies to provide new defined subtotals, including operating profit.
–Enhanced transparency of management-defined performance measures: The new standard requires companies to disclose explanations of those company-specific measures that are related to the statement of income, referred to as management-defined performance measures.
–More useful grouping of information in the financial statements: IFRS 18 sets out enhanced guidance on how to organize information and whether to provide it in the primary financial statements or in the notes. In addition, the new standard requires companies to provide more transparency about operating expenses, helping investors to find and understand the information they need.

IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, and early application is permitted.

Management is assessing the impact that these amendments will have on the Bank's consolidated financial statements and disclosures.

Annual improvements to IFRS: On July 18, 2024, the Board issued narrow amendments to IFRS and accompanying guidance as part of its regular maintenance of the Standards. These amendments include clarifications, simplifications, corrections and changes aimed at improving the consistency of several IFRS, including IFRS 1 First-time Adoption of International Financial Reporting Standards; IFRS 7 Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7; IFRS 9 Financial Instruments; IFRS 10 Consolidated Financial Statements; and IAS 7 Statement of Cash Flows.

The amendments are effective for annual periods beginning on or after 1 January 2026, with earlier application permitted.

These amendments have been reviewed by Management and have no impact on the Bank's consolidated financial statements and disclosures, due to the annual improvements are limited to changes that either clarify the wording in an IFRS or correct relatively minor unintended consequences or oversights in the Accounting Standards.